UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10349
                                                     ---------------------

               Nuveen Maryland Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                   NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND

                                                                             NMY

                               NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND

                                                                             NFM

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NZR

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NWI

                                   NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPV

                               NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NGB

                             NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNB

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

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

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
  Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly income free from federal, state and, in some cases, local taxes, as well as an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether interest rates will soon begin to rise, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


From our experience, what we do know is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005

Nuveen Maryland and Virginia Municipal Closed-End Exchange-Traded Funds (NMY, NFM, NZR, NWI, NPV, NGB, NNB)

Portfolio Manager's
        COMMENTS

Portfolio manager Paul Brennan discusses the key investment strategies and semiannual performance of these Nuveen Funds. With thirteen years of investment experience, including seven at Nuveen, Paul assumed portfolio management responsibility for NMY and NPV in 1999; for NFM, NZR, NGB and NNB in 2001; and for NWI in 2002.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE MARYLAND AND VIRGINIA FUNDS DURING THE SIX MONTHS ENDED NOVEMBER 30, 2004?

As the market continued to anticipate an eventual increase in interest rates, our focus during this reporting period centered on finding bonds that we thought had the potential to add value immediately and also perform well under a variety of future market scenarios. This included purchasing bonds that would tend to shorten the Funds' yield curve positioning, and thereby help to mitigate their interest rate risk. (Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates.) In general, our purchasing activity in these Maryland and Virginia Funds focused on securities in the intermediate part of the yield curve. In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds, with less inherent interest rate risk and, in our opinion, greater total return potential. We also believe this yield curve positioning may help the Funds produce more consistent returns over time as interest rates rise and fall.

Municipal issuance in Maryland over this six-month period declined substantially from the previous six-month period. This diminished supply was easily absorbed by market demand, which remained exceptionally firm. As a result, we found attractive bonds scarce and this limited purchase activity within the Funds. However, because the Maryland market has a large number of AA rated issuers at the local government level, we were able to continue diversifying some of our higher credit quality holdings between AAA and AA rated issuers. At the same time, we bought some new healthcare sector issues in order to trim some of our existing positions in A rated hospitals and add new names in both the A and BBB credit categories.

In Virginia, municipal supply was more plentiful, due in part to heavy issuance by the commonwealth through its various agencies and authorities. We actively took advantage of this opportunity to selectively trim some of our BBB rated holdings and reinvest the proceeds in higher quality AAA and AA rated bonds. Because BBB rated bonds performed well in 2004, demand for these bonds was strong and we were able to obtain attractive prices for the bonds we sold.

One of our longer-term goals is to position all of these Funds so that they provide return variability and interest rate risk roughly comparable to the variability and risk of the bond markets in which the Funds invest. As one strategy to reach this goal, we attempted to reduce some of the interest rate risk of NFM, NZR, NWI and NNB by hedging in the derivatives market. Our only objective with these hedges was to reduce the duration of these Funds without having a negative impact on their dividends. These hedges do not affect the Funds' income streams or dividend-paying capabilities over the short-term. Instead, the costs of the hedges are reflected as an addition or subtraction from each Fund's net asset value as the value of the hedge fluctuates. Each of the hedges had a negative value as of November 30, 2004, because interest rates fell and bond prices rose during the periods in which the hedges were in place. In each case, this loss in value was at least partly offset by the fact that the Fund's portfolio, because it had longer-than- target duration, increased in value by more as a result of these interest rate decreases than if the Fund had maintained a portfolio with the targeted duration.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for relevant comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/04

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NMY                        6.33%         6.53%          8.58%          9.26%
--------------------------------------------------------------------------------
NFM                        6.01%         5.45%          NA             NA
--------------------------------------------------------------------------------
NZR                        6.52%         5.50%          NA             NA
--------------------------------------------------------------------------------
NWI                        7.12%         6.10%          NA             NA
--------------------------------------------------------------------------------
NPV                        6.51%         6.00%          8.65%          9.65%
--------------------------------------------------------------------------------
NGB                        7.49%         6.84%          NA             NA
--------------------------------------------------------------------------------
NNB                        7.47%         6.64%          NA             NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index1      4.30%         4.08%          6.78%          7.16%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt
Funds Average2             6.58%         5.69%          8.71%          8.95%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview page for each Fund in this report.



1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman Brothers index do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds average is calculated using the returns of all closed- end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended November 30, 2004, the cumulative returns on net asset value (NAV) for all seven Funds in this report outperformed the return on the Lehman Brothers Municipal Bond Index. NWI, NGB and NNB also modestly outperformed the average return for the Lipper Other States Municipal Debt Funds average for this period, while NMY, NFM, NZR and NPV slightly trailed this measure. It should be noted that the performance of the Lipper Other States category represents the overall average of returns for Funds from 10 different states with a wide variety of municipal market conditions. This can make direct comparisons between Funds from different states or between these specific Nuveen Funds and the overall peer group less meaningful.

One of the primary factors benefiting the six-month performances of all these Funds relative to that of the unmanaged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain relatively constant, as they did during this reporting period.

As discussed earlier, one of our strategies over this six-month period involved working to enhance each Fund's yield curve positioning. These efforts were further along for NWI, NGB and NNB, and as a result they were relatively well positioned vis-a-vis the other Funds for the rate environment encountered during this reporting period. This played a significant role in their modest relative outperformance. In contrast, NMY was less optimally positioned, having more exposure relative to securities with shorter calls than the other Funds in this report. This somewhat hindered this Fund's performance as rates generally trended lower over the period.

All of these Funds benefited from their holdings of lower-quality bonds, which generally outperformed higher-rated securities as the economy improved during the period. Among the lower-rated bonds making positive contributions to the Funds' total returns during this period were a number of issues within the healthcare sector, especially hospital bonds. All of the Funds' returns also were boosted by the strong performance of their holdings of bonds backed by the 1998 master tobacco settlement agreement. The price performance of these tobacco bonds was favorably affected during this period by an improved litigation environment and the lack of supply relative to the continued demand.

The Virginia Funds also benefited from the strong performance of several holdings that previously had been under some stress, such as the Pocahontas Parkway Association. While this credit had deteriorated after construction on the tollway fell behind schedule and the opening was delayed, the project is now in operation and valuations have improved dramatically. All three of the Virginia Funds also held bonds issued by Mecklenburg County for the UAE LP co-generation facility, which were upgraded to A3 from BBB- following the facility's acquisition by a higher-rated electric power company. This resulted in price appreciation that added to the Funds' total returns.

One area of the Maryland market that did not perform well during this period was the housing sector. The sector's underperformance stemmed largely from an increase in mortgage prepayments as interest rates remained low, which resulted in a rise in bond calls affecting some higher-coupon holdings. As of November 30, 2004, NFM had the largest exposure to housing bonds, at 17% of total investments, followed by NMY at 12%, NZR at 10%, and NWI at 8%.

In the Virginia Funds, their relative yield curve positioning over the course of the entire reporting period affected their performance. NPV had a much greater allocation to bonds with shorter durations and/or shorter maturities over most of this period than the other two Virginia Funds. This led to the performance differences noted in the table.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of all these Funds throughout the reporting period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2004, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

As of November 30, 2004, the Funds were trading at premiums or discounts to their net asset values as shown in the accompanying chart.

FUND              11/30 PREM/DISC      PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NMY                    8.63%                 6.16%
--------------------------------------------------------------------------------
NFM                    1.62%                 4.71%
--------------------------------------------------------------------------------
NZR                      --                 -1.16%
--------------------------------------------------------------------------------
NWI                   -6.08%                -3.82%
--------------------------------------------------------------------------------
NPV                   14.17%                 6.27%
--------------------------------------------------------------------------------
NGB                   15.51%                10.53%
--------------------------------------------------------------------------------
NNB                    2.07%                 2.70%
--------------------------------------------------------------------------------


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2004?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of the end of November 2004, these seven Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA among the Maryland Funds ranging from 68% in NFM and 69% in NMY to 79% in NWI and 80% in NZR and, among the Virginia Funds, from 76% in NGB to 82% in NPV and 85% in NNB.

At the end of November 2004, potential call exposure during 2005 and 2006 ranged from 1% in NNB and 2% in NZR and NWI to 4% in NFM, 6% in NGB and 9% in NPV. NMY continued to face a higher number of potential calls (22%) over 2005 and 2006. During this reporting period, we worked to mitigate the older Funds' call exposure by selling bonds with shorter call dates and reinvesting the proceeds in bonds with better call protection. The number of actual bond calls in any of these Funds depends largely on future market interest rates.

Nuveen Maryland Premium Income Municipal Fund

NMY

Performance
     OVERVIEW As of November 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              44%
AA                               25%
A                                16%
BBB                               9%
NR                                2%
BB or Lower                       4%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.7
                              15.7
                              15.75
                              16.05
                              16.35
                              16.84
                              16.95
                              16.9
                              17.12
                              17.05
                              16.64
                              16.77
                              16.99
                              17.05
                              17.05
                              17
                              17.1
                              16.6
                              14.78
                              14.57
                              14.46
                              14.56
                              14.15
                              14.4
                              14.45
                              14.8
                              14.72
                              14.54
                              14.96
                              15
                              15.19
                              15.01
                              14.95
                              15.34
                              15.79
                              16.15
                              16
                              16.01
                              16.01
                              16
                              16.21
                              15.9
                              16.05
                              15.86
                              15.89
                              15.98
                              15.9
                              15.93
                              15.96
11/30/04                      15.99

FUND SNAPSHOT
------------------------------------
Share Price                   $15.99
------------------------------------
Common Share
Net Asset Value               $14.72
------------------------------------
Premium/(Discount) to NAV      8.63%
------------------------------------
Market Yield                   5.70%
------------------------------------
Taxable-Equivalent Yield1      8.32%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $156,018
------------------------------------
Average Effective Maturity
on Securities (Years)          16.93
------------------------------------
Leverage-Adjusted Duration      8.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
6-Month
(Cumulative)   13.92%         6.33%
------------------------------------
1-Year         10.25%         6.53%
------------------------------------
5-Year         10.44%         8.58%
------------------------------------
10-Year         9.34%         9.26%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         17.7%
------------------------------------
Healthcare                     15.6%
------------------------------------
Tax Obligation/Limited         15.0%
------------------------------------
Education and Civic
   Organizations               14.8%
------------------------------------
Housing/Multifamily            11.7%
------------------------------------
U.S. Guaranteed                10.0%
------------------------------------
Utilities                       8.8%
------------------------------------
Other                           6.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Maryland Dividend Advantage Municipal Fund
NFM

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              44%
AA                               24%
A                                15%
BBB                              13%
NR                                3%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785
Mar                           0.0785
Apr                           0.0785
May                           0.0785
Jun                           0.0785
Jul                           0.0785
Aug                           0.0785
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.4
                              16.67
                              16.34
                              16.25
                              16.78
                              16.75
                              17
                              16.83
                              17
                              16.8
                              16.54
                              16.63
                              16.75
                              16.83
                              16.95
                              17.03
                              16.92
                              16.85
                              14.7
                              14.53
                              14.44
                              14.23
                              13.95
                              14.43
                              15.62
                              15.05
                              14.37
                              14.41
                              14.4
                              14.68
                              14.78
                              14.86
                              15.69
                              15.73
                              15.36
                              16.01
                              16
                              15.75
                              15.84
                              15.66
                              15.99
                              15.91
                              16
                              16.1
                              15.94
                              16.14
                              16.16
                              15.63
                              15.33
11/30/04                      15.49

FUND SNAPSHOT
------------------------------------
Share Price                   $15.06
------------------------------------
Common Share
Net Asset Value               $14.82
------------------------------------
Premium/(Discount) to NAV      1.62%
------------------------------------
Market Yield                   6.25%
------------------------------------
Taxable-Equivalent Yield1      9.12%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $61,714
------------------------------------
Average Effective Maturity
on Securities (Years)          19.50
------------------------------------
Leverage-Adjusted Duration      7.47
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/23/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.61%         6.01%
------------------------------------
1-Year         -1.59%         5.45%
------------------------------------
Since
Inception       5.74%         6.96%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         16.1%
------------------------------------
Tax Obligation/General         16.1%
------------------------------------
Healthcare                     15.8%
------------------------------------
U.S. Guaranteed                14.1%
------------------------------------
Education and Civic
   Organizations               11.5%
------------------------------------
Housing/Multifamily            10.1%
------------------------------------
Housing/Single Family           7.3%
------------------------------------
Other                           9.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR

Performance
     OVERVIEW As of November 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              49%
AA                               31%
A                                 9%
BBB                               8%
NR                                2%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.073
Oct                            0.073
Nov                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.15
                              15.1
                              15.03
                              15.9
                              15.77
                              15.77
                              15.83
                              15.85
                              15.76
                              15.55
                              15.4
                              15.76
                              15.7
                              15.59
                              15.75
                              16
                              16
                              15.54
                              14.39
                              13.9
                              13.91
                              13.54
                              13.03
                              13.72
                              14.28
                              14.3
                              14.04
                              14.14
                              14.12
                              14.3
                              14.57
                              14.68
                              14.98
                              15.03
                              15
                              15.17
                              15.34
                              15.3
                              15.4
                              15.15
                              15.28
                              15.37
                              15.39
                              15.39
                              15.35
                              15.65
                              15.45
                              14.81
                              15.03
11/30/04                      15.1


FUND SNAPSHOT
------------------------------------
Share Price                   $15.15
------------------------------------
Common Share
Net Asset Value               $15.15
------------------------------------
Premium/(Discount) to NAV      0.00%
------------------------------------
Market Yield                   5.78%
------------------------------------
Taxable-Equivalent Yield1      8.44%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $63,194
------------------------------------
Average Effective Maturity
on Securities (Years)          17.68
------------------------------------
Leverage-Adjusted Duration      8.00
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    9.20%         6.52%
------------------------------------
1-Year          7.91%         5.50%
------------------------------------
Since
Inception       5.93%         7.50%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         26.3%
------------------------------------
U.S. Guaranteed                14.9%
------------------------------------
Tax Obligation/Limited         14.6%
------------------------------------
Healthcare                     13.9%
------------------------------------
Education and Civic
   Organizations               12.3%
------------------------------------
Housing/Multifamily             8.0%
------------------------------------
Other                          10.0%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and distributions in December 2003 of $0.0187 per share.

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              40%
AA                               39%
A                                10%
BBB                               8%
NR                                2%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                           0.0655
Apr                           0.0655
May                           0.0655
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       13.55
                              13.41
                              13.62
                              13.8
                              13.68
                              14.21
                              14.21
                              14.2
                              14.1
                              14.17
                              14.27
                              14.36
                              14.46
                              14.67
                              14.65
                              14.8
                              14.99
                              14.95
                              13.23
                              13.15
                              13.45
                              12.94
                              12.8
                              12.95
                              13.24
                              13.18
                              13.05
                              13.02
                              13.47
                              13.61
                              13.51
                              13.38
                              13.62
                              13.79
                              13.69
                              14.02
                              14.02
                              14.08
                              14.31
                              14.48
                              14.32
                              14.4
                              14.48
                              14.2
                              14.38
                              14.1
                              13.87
                              13.75
                              14.07
11/30/04                      13.83


FUND SNAPSHOT
------------------------------------
Share Price                   $13.59
------------------------------------
Common Share
Net Asset Value               $14.47
------------------------------------
Premium/(Discount) to NAV     -6.08%
------------------------------------
Market Yield                   5.78%
------------------------------------
Taxable-Equivalent Yield1      8.44%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $77,526
------------------------------------
Average Effective Maturity
on Securities (Years)          18.42
------------------------------------
Leverage-Adjusted Duration      8.13
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.59%         7.12%
------------------------------------
1-Year          6.43%         6.10%
------------------------------------
Since
Inception       0.82%         5.86%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         24.8%
------------------------------------
Tax Obligation/General         21.5%
------------------------------------
U.S. Guaranteed                12.5%
------------------------------------
Healthcare                     10.8%
------------------------------------
Education and Civic
   Organizations               10.3%
------------------------------------
Housing/Multifamily             8.3%
------------------------------------
Other                          11.8%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Virginia Premium Income Municipal Fund
NPV

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              54%
AA                               28%
A                                 9%
BBB                               4%
NR                                4%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.076
Apr                            0.076
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                            0.076
Oct                            0.076
Nov                            0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       17.2
                              17.25
                              17.19
                              17.01
                              17.42
                              17.32
                              18
                              18.2
                              18.36
                              18.46
                              18.14
                              17.71
                              17.86
                              18.65
                              18
                              17.99
                              17.62
                              17.85
                              16.18
                              16.1
                              15.65
                              14.56
                              14.5
                              14.85
                              14.95
                              15.43
                              14.79
                              15.25
                              15.3
                              15.55
                              15.38
                              15.53
                              15.55
                              15.73
                              16.26
                              16.28
                              16.12
                              16.65
                              16.45
                              16.75
                              16.3
                              16.75
                              16.99
                              17.5
                              17.9
                              17.46
                              17.69
                              17.19
                              18
11/30/04                      17.65


FUND SNAPSHOT
------------------------------------
Share Price                   $17.65
------------------------------------
Common Share
Net Asset Value               $15.46
------------------------------------
Premium/(Discount) to NAV     14.17%
------------------------------------
Market Yield                   5.17%
------------------------------------
Taxable-Equivalent Yield1      7.60%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $136,877
------------------------------------
Average Effective Maturity
on Securities (Years)          17.20
------------------------------------
Leverage-Adjusted Duration      8.28
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   21.36%         6.51%
------------------------------------
1-Year          8.86%         6.00%
------------------------------------
5-Year         10.31%         8.65%
------------------------------------
10-Year        10.51%         9.65%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.2%
------------------------------------
Healthcare                     15.7%
------------------------------------
Tax Obligation/General         13.3%
------------------------------------
Water and Sewer                10.9%
------------------------------------
Transportation                  8.6%
------------------------------------
U.S. Guaranteed                 8.0%
------------------------------------
Utilities                       7.8%
------------------------------------
Education and Civic
   Organizations                7.5%
------------------------------------
Other                           7.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Virginia Dividend Advantage Municipal Fund
NGB

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              49%
AA                               27%
A                                11%
BBB                               6%
NR                                4%
BB or Lower                       3%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785
Mar                           0.0785
Apr                           0.0785
May                           0.0785
Jun                           0.0785
Jul                           0.0785
Aug                           0.0785
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.69
                              16.63
                              17.33
                              17.05
                              17.02
                              17.49
                              17.95
                              18.45
                              17.82
                              17.86
                              17.94
                              17.6
                              17.75
                              17.8
                              17.7
                              18
                              17.85
                              17.55
                              15.37
                              15.45
                              15.1
                              14.76
                              14.35
                              14.95
                              15.07
                              15.27
                              14.97
                              14.95
                              15.25
                              15.49
                              15.6
                              15.68
                              15.99
                              16.31
                              16.4
                              17.05
                              16.22
                              16.6
                              16.67
                              16.69
                              16.85
                              16.66
                              17.32
                              17.75
                              17.6
                              17.7
                              18
                              17.38
                              17.18
11/30/04                      17.32


FUND SNAPSHOT
------------------------------------
Share Price                   $17.35
------------------------------------
Common Share
Net Asset Value               $15.02
------------------------------------
Premium/(Discount) to NAV     15.51%
------------------------------------
Market Yield                   5.43%
------------------------------------
Taxable-Equivalent Yield1      7.99%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $46,911
------------------------------------
Average Effective Maturity
on Securities (Years)          17.96
------------------------------------
Leverage-Adjusted Duration      8.19
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   18.46%         7.49%
------------------------------------
1-Year         10.96%         6.84%
------------------------------------
Since
Inception       9.66%         7.39%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.9%
------------------------------------
Transportation                 16.1%
------------------------------------
Tax Obligation/Limited         13.2%
------------------------------------
Healthcare                     12.4%
------------------------------------
Education and Civic
   Organizations                9.1%
------------------------------------
U.S. Guaranteed                 8.6%
------------------------------------
Water and Sewer                 6.4%
------------------------------------
Utilities                       4.8%
------------------------------------
Other                           9.5%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              52%
AA                               33%
A                                 7%
BBB                               4%
NR                                3%
BB or Lower                       1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.35
                              16.53
                              16.8
                              16.8
                              17.15
                              17.75
                              17.5
                              17.55
                              16.93
                              16.68
                              16.52
                              16.7
                              16.61
                              16.95
                              16.7
                              16.38
                              16.9
                              16.95
                              15.05
                              14.7
                              14.72
                              14.75
                              14.5
                              14.39
                              14.65
                              14.92
                              14.66
                              14.85
                              15.2
                              15.17
                              15.1
                              15.18
                              15.4
                              15.37
                              15.54
                              15.92
                              15.74
                              15.87
                              16.35
                              16
                              16.21
                              16.49
                              16.65
                              16.5
                              16.6
                              16.65
                              16.72
                              15.89
                              16.04
11/30/04                      15.95


FUND SNAPSHOT
------------------------------------
Share Price                   $15.76
------------------------------------
Common Share
Net Asset Value               $15.44
------------------------------------
Premium/(Discount) to NAV      2.07%
------------------------------------
Market Yield                   5.67%
------------------------------------
Taxable-Equivalent Yield1      8.34%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $88,022
------------------------------------
Average Effective Maturity
on Securities (Years)          18.41
------------------------------------
Leverage-Adjusted Duration      7.78
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   10.65%         7.47%
------------------------------------
1-Year          1.33%         6.64%
------------------------------------
Since
Inception       7.33%         8.42%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.8%
------------------------------------
Tax Obligation/Limited         19.1%
------------------------------------
Healthcare                     14.2%
------------------------------------
Water and Sewer                10.8%
------------------------------------
U.S. Guaranteed                 8.6%
------------------------------------
Education and Civic
   Organizations                6.5%
------------------------------------
Housing/Single Family           5.8%
------------------------------------
Utilities                       5.1%
------------------------------------
Other                           6.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0472 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held November 17, 2004, at 8:30 AM (Pacific time) in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, CA 94104-2792.

                                   NMY                                      NFM                                   NZR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                       Common and                              Common and                             Common and
                    MuniPreferred       MuniPreferred       MuniPreferred        MuniPreferred     MuniPreferred       MuniPreferred
                    shares voting       shares voting       shares voting        shares voting     shares voting       shares voting
                         together            together            together             together          together            together
                       as a class          as a class          as a class           as a class        as a class          as a class
====================================================================================================================================
Robert P. Bremner
   For                  9,992,579                  --           4,071,814                   --         4,105,936                 --
   Withhold                71,225                  --              24,112                   --            26,156                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total               10,063,804                  --           4,095,926                   --         4,132,092                 --
====================================================================================================================================
Lawrence H. Brown
   For                  9,986,043                  --           4,075,150                   --         4,101,980                 --
   Withhold                77,761                  --              20,776                   --            30,112                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total               10,063,804                  --           4,095,926                   --         4,132,092                 --
====================================================================================================================================
Jack B. Evans
   For                  9,983,868                  --           4,071,814                   --         4,104,936                 --
   Withhold                79,936                  --              24,112                   --            27,156                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total               10,063,804                  --           4,095,926                   --         4,132,092                 --
====================================================================================================================================
William C. Hunter
   For                  9,991,979                  --           4,071,135                   --         4,104,336                 --
   Withhold                71,825                  --              24,791                   --            27,756                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total               10,063,804                  --           4,095,926                   --         4,132,092                 --
====================================================================================================================================
William J. Schneider
   For                         --               2,979                  --                1,179                --              1,259
   Withhold                    --                  --                  --                   --                --                  1
------------------------------------------------------------------------------------------------------------------------------------
   Total                       --               2,979                  --                1,179                --              1,260
====================================================================================================================================
Timothy R. Schwertfeger
   For                         --               2,979                  --                1,179                --              1,259
   Withhold                    --                  --                  --                   --                --                  1
------------------------------------------------------------------------------------------------------------------------------------
   Total                       --               2,979                  --                1,179                --              1,260
====================================================================================================================================
Judith M. Stockdale
   For                  9,979,841                  --           4,073,421                   --         4,109,785                 --
   Withhold                83,963                  --              22,505                   --            22,307                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total               10,063,804                  --           4,095,926                   --         4,132,092                 --
====================================================================================================================================


                                       16


                                  NWI                                      NPV                                    NGB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                       Common and                              Common and                             Common and
                    MuniPreferred       MuniPreferred       MuniPreferred        MuniPreferred     MuniPreferred       MuniPreferred
                    shares voting       shares voting       shares voting        shares voting     shares voting       shares voting
                         together            together            together             together          together            together
                       as a class          as a class          as a class           as a class        as a class          as a class
====================================================================================================================================
Robert P. Bremner
   For                  5,297,840                  --           8,048,755                   --         3,060,164                 --
   Withhold                22,676                  --              15,221                   --            17,151                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                5,320,516                  --           8,063,976                   --         3,077,315                 --
====================================================================================================================================
Lawrence H. Brown
   For                  5,297,523                  --           8,047,396                   --         3,057,092                 --
   Withhold                22,993                  --              16,580                   --            20,223                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                5,320,516                  --           8,063,976                   --         3,077,315                 --
====================================================================================================================================
Jack B. Evans
   For                  5,297,840                  --           8,049,077                   --         3,059,464                 --
   Withhold                22,676                  --              14,899                   --            17,851                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                5,320,516                  --           8,063,976                   --         3,077,315                 --
====================================================================================================================================
William C. Hunter
   For                  5,299,340                  --           8,047,577                   --         3,059,464                 --
   Withhold                21,176                  --              16,399                   --            17,851                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                5,320,516                  --           8,063,976                   --         3,077,315                 --
====================================================================================================================================
William J. Schneider
   For                         --               1,521                  --                2,216                --                861
   Withhold                    --                  --                  --                   30                --                 1
------------------------------------------------------------------------------------------------------------------------------------
   Total                       --               1,521                  --                2,246                --                862
====================================================================================================================================
Timothy R. Schwertfeger
   For                         --               1,521                  --                2,216                --                861
   Withhold                    --                  --                  --                   30                --                  1
------------------------------------------------------------------------------------------------------------------------------------
   Total                       --               1,521                  --                2,246                --                862
====================================================================================================================================
Judith M. Stockdale
   For                  5,306,540                  --           8,049,077                   --         3,059,464                 --
   Withhold                13,976                  --              14,899                   --            17,851                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                5,320,516                  --           8,063,976                   --         3,077,315                 --
====================================================================================================================================


                                       17

Shareholder
     MEETING REPORT (continued)


                                                                                                                 NNB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                     Common and
                                                                                                  MuniPreferred       MuniPreferred
                                                                                                  shares voting       shares voting
                                                                                                       together            together
                                                                                                     as a class          as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                 5,577,505                 --
   Withhold                                                                                               55,155                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,632,660                 --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                 5,576,705                 --
   Withhold                                                                                               55,955                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,632,660                 --
====================================================================================================================================
Jack B. Evans
   For                                                                                                 5,577,595                 --
   Withhold                                                                                               55,065                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,632,660                 --
====================================================================================================================================
William C. Hunter
   For                                                                                                 5,578,795                 --
   Withhold                                                                                               53,865                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,632,660                 --
====================================================================================================================================
William J. Schneider
   For                                                                                                        --              1,524
   Withhold                                                                                                   --                  3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --              1,527
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                        --              1,524
   Withhold                                                                                                   --                  3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                      --              1,527
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                 5,578,448                 --
   Withhold                                                                                               54,212                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                               5,632,660                 --
====================================================================================================================================

                        Nuveen Maryland Premium Income Municipal Fund (NMY)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.3% OF TOTAL INVESTMENTS)

$       3,240   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,994,149
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.6% (14.6% OF TOTAL INVESTMENTS)

        1,000   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+          1,021,540
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,000   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa3          1,056,510
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 Salisbury State University, Series 1999A, 6.000%, 6/01/19

        2,250   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa2          2,303,460
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 College Park, Series 1999A, 5.750%, 6/01/24

        1,000   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,044,130
                 Housing Revenue Bonds, University of Maryland - Baltimore,
                 Series 2003A, 5.625%, 10/01/23

                Maryland Economic Development Corporation, Utility
                Infrastructure Revenue Bonds, University of Maryland - College
                Park Project, Series 2001:
        1,000    5.375%, 7/01/15 - AMBAC Insured                                      7/11 at 100.00         AAA          1,100,760
        1,000    5.375%, 7/01/16 - AMBAC Insured                                      7/11 at 100.00         AAA          1,100,760

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            789,645
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            520,715

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/07 at 102.00          AA          1,622,655
                 Revenue Refunding Bonds, Johns Hopkins University,
                 Series 1997, 5.625%, 7/01/27

        1,460   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,504,004
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.625%, 6/01/36

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-          1,253,138
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

        9,445   Morgan State University, Maryland, Student Tuition and Fee              No Opt. Call         AAA         11,412,866
                 Revenue Refunding Bonds, Academic Fees and Auxiliary
                 Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        5,645    5.000%, 4/01/15                                                      4/13 at 100.00          AA          6,118,559
        2,680    5.000%, 4/01/19                                                      4/13 at 100.00          AA          2,845,785


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.1% (15.6% OF TOTAL INVESTMENTS)

        2,550   Gaithersburg, Maryland, Hospital Facilities Refunding and               No Opt. Call         AAA          2,963,967
                 Improvement Revenue Bonds, Shady Grove Adventist
                 Hospital, Series 1995, 6.500%, 9/01/12 - FSA Insured

        2,000   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00           A          2,140,460
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

          750   Maryland Health and Higher Educational Facilities Authority,          7/10 at 101.00          A3            844,275
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2000, 6.750%, 7/01/30

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,038,850
                 Revenue Bonds, Johns Hopkins Hospital, Howard County
                 General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 -
                 MBIA Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,492,815
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00           A          1,634,640
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2002, 6.000%, 7/01/22

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          3,366,448
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 5.800%, 7/01/32


                                       19


                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,400   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3     $    1,407,014
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          3,363,295
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

        3,800   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          3,839,938
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00         AAA          1,036,330
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

        1,750   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00         BBB          1,780,170
                 Revenue Refunding Bonds, Medstar Health Issue,
                 Series 2004, 5.375%, 8/15/24

        1,540   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          1,543,865
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

        1,525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2          1,579,504
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

                Prince George's County, Maryland, Revenue Refunding and Project
                Bonds, Dimensions Health Corporation, Series 1994:
          825    5.000%, 7/01/05                                                      1/05 at 102.00          B3            778,140
        3,080    5.375%, 7/01/14                                                      1/05 at 102.00          B3          2,634,386
        6,000    5.300%, 7/01/24                                                      1/05 at 102.00          B3          4,640,460


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 17.4% (11.7% OF TOTAL INVESTMENTS)

        1,795   Charles County, Maryland, FHA-Insured Mortgage Revenue                5/05 at 102.00         AAA          1,840,611
                 Refunding Bonds, Holly Station IV Townhouses Project,
                 Series 1995A, 6.450%, 5/01/26

                Howard County, Maryland, FHA-Insured Mortgage Revenue Refunding
                Bonds, Normandy Woods III Apartments Project, Series 1996A:
          700    6.000%, 7/01/17                                                      7/06 at 102.00         AAA            729,904
        2,000    6.100%, 7/01/25                                                      7/06 at 102.00         AAA          2,071,520

        2,500   Maryland Community Development Administration, Housing                1/09 at 101.00         Aa2          2,523,500
                 Revenue Bonds, Series 1999A, 5.350%, 7/01/41
                 (Alternative Minimum Tax)

          880   Maryland Community Development Administration, Housing                1/10 at 100.00         Aa2            920,181
                 Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
                 Minimum Tax)

        1,450   Maryland Community Development Administration, FNMA                   2/11 at 101.00         Aaa          1,547,034
                 Multifamily Development Revenue Bonds, Edgewater Village
                 Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative
                 Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/05 at 102.00         Aa2          2,058,620
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1995A, 5.900%, 7/01/15

        1,500   Montgomery County Housing Opportunities Commission,                   7/06 at 102.00         Aaa          1,549,905
                 Maryland, Multifamily Housing Development Bonds,
                 Series 1996B, 5.900%, 7/01/26

        3,830   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa          3,876,803
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.200%, 7/01/30

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,083,640
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000A, 6.100%, 7/01/30

        1,500   Prince George's County Housing Authority, Maryland,                  12/04 at 102.00         AAA          1,532,250
                 GNMA Collateralized Mortgage Revenue Refunding Bonds,
                 Riverview Terrace Apartments, Series 1995A,
                 6.700%, 6/20/20

                Prince George's County Housing Authority, Maryland, GNMA
                Collateralized Mortgage Revenue Refunding Bonds, Overlook
                Apartments, Series 1995A:
        2,000    5.700%, 12/20/15                                                    12/05 at 102.00         AAA          2,070,780
        1,670    5.750%, 12/20/19                                                    12/05 at 102.00         AAA          1,725,728

        1,000   Prince George's County Housing Authority, Maryland, GNMA              5/05 at 100.00         AAA          1,000,850
                 Collateralized Mortgage Revenue Refunding Bonds,
                 Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14
                 (Alternative Minimum Tax)

          540   Prince George's County Housing Authority, Maryland, GNMA              9/09 at 102.00         AAA            565,807
                 Collateralized Mortgage Revenue Bonds, University Landing
                 Apartments, Series 1999, 6.100%, 3/20/41 (Alternative
                 Minimum Tax)

        1,000   Salisbury, Maryland, FHA-Insured Mortgage Revenue Refunding          12/04 at 102.00         AAA          1,021,010
                 Bonds, College Lane Apartments, Series 1995A,
                 6.600%, 12/01/26


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8% (0.6% OF TOTAL INVESTMENTS)

$         870   Prince George's County Housing Authority, Maryland,                   8/07 at 102.00         AAA     $      909,977
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1997A, 5.625%, 8/01/17 (Alternative
                 Minimum Tax)

           70   Prince George's County Housing Authority, Maryland,                   8/10 at 100.00         AAA             73,478
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative
                 Minimum Tax)

          330   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            318,493
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Carroll County, Maryland, Revenue Refunding Bonds,                    1/09 at 101.00          AA          1,059,920
                 EMA Obligated Group, Series 1999A, 5.625%, 1/01/25 -
                 RAAI Insured

        1,745   Maryland Economic Development Corporation, Health and                 4/11 at 102.00         N/R          1,761,298
                 Mental Hygiene Providers Revenue Bonds, Series 1996A,
                 7.625%, 4/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 25.7% (17.3% OF TOTAL INVESTMENTS)

        4,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          4,418,200
                 Series 2003, 5.000%, 3/01/13

        2,030   Anne Arundel County, Maryland, General Obligation Bonds,              4/14 at 100.00         AA+          2,205,717
                 Series 2004, 5.000%, 4/01/16

                Baltimore County, Maryland, Metropolitan District General
                Obligation Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,596,400
        3,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          3,616,270

        1,000   Baltimore, Maryland, General Obligation Bonds, Consolidated             No Opt. Call          A+          1,159,440
                 Public Improvement, Series 1989B, 7.150%, 10/15/08

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        1,000    5.000%, 11/01/21                                                    11/12 at 101.00          AA          1,058,850
        1,000    5.000%, 11/01/22                                                    11/12 at 101.00          AA          1,053,320

        3,000   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00          AA          3,281,280
                 Bonds, Series 1999, 5.250%, 7/01/18

          615   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            645,553
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2004B:
          735    5.000%, 8/15/16                                                      2/14 at 100.00         AAA            799,077
        1,625    5.000%, 8/15/17                                                      2/14 at 100.00         AAA          1,760,119
        1,180    5.000%, 8/15/19                                                      2/14 at 100.00         AAA          1,265,845

        1,190   Maryland National Capital Park and Planning Commission,               1/14 at 100.00          AA          1,285,379
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

                Montgomery County, Maryland, General Obligation Consolidated
                Public Improvement Refunding Bonds, Series 2001A:
        1,750    5.250%, 10/01/13                                                    10/11 at 101.00         AAA          1,940,260
        2,000    5.250%, 10/01/18                                                    10/11 at 101.00         AAA          2,164,000

          925   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            981,101
                Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,078,500
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        2,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA          1,976,080
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.100%, 9/15/19

        5,770   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          6,184,517
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/18

          460   Wicomico County, Maryland, General Obligation Public I               12/09 at 101.00         AAA            519,004
                 mprovement Bonds, Series 1999, 5.750%, 12/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.2% (15.0% OF TOTAL INVESTMENTS)

                Baltimore Board of School Commissioners, Maryland, Revenue
                Bonds, City Public School System, Series 2003A:
        1,500    5.000%, 5/01/16                                                      5/13 at 100.00         AA+          1,617,960
        1,000    5.000%, 5/01/18                                                      5/13 at 100.00         AA+          1,068,270


                                       21


                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,725   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA     $    1,882,458
                 Bonds, Series 2002A, 5.250%, 8/15/18

          900   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            904,104
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,465   Maryland Community Development Administration,                        6/08 at 101.00         Aaa          1,518,575
                 Infrastructure Financing Bonds, Series 1998B,
                 5.200%, 6/01/28 - MBIA Insured

        4,250   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          4,866,930
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16

        2,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          2,207,560
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        1,875   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,034,338
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

                Maryland Department of Transportation, Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          875    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            930,379
          925    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            981,573

        1,700   Maryland Stadium Authority, Lease Revenue Bonds,                      6/13 at 100.00         AA+          1,765,195
                 Montgomery County Conference Center Facilities,
                 Series 2003, 5.000%, 6/15/24

        2,455   Maryland Stadium Authority, Lease Revenue Bonds, Sports               3/06 at 101.00         AAA          2,577,652
                 Facilities, Series 1996, 5.750%, 3/01/18 - AMBAC Insured

        1,000   Montgomery County, Maryland, Lease Revenue Bonds,                     6/12 at 100.00          AA          1,046,120
                 Metrorail Garage, Series 2002, 5.000%, 6/01/21

          675   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA            712,051
                 West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School Commissioners,                    11/10 at 100.00         AA+            692,696
                 Maryland, School System Revenue Bonds, Series 2000,
                 5.125%, 11/01/15

        1,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00           A          1,069,600
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,733,250
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,100   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,283,498
                 5.250%, 8/01/21 - FSA Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          2,301,180
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

                Washington Suburban Sanitary District, Montgomery and Prince
                George's Counties, Maryland, General Obligation Construction
                Bonds, Series 2000:
        1,085    5.250%, 6/01/20                                                      6/10 at 100.00         AAA          1,173,091
        1,205    5.250%, 6/01/21                                                      6/10 at 100.00         AAA          1,302,834


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.3% (2.9% OF TOTAL INVESTMENTS)

        1,060   Baltimore, Maryland, Revenue Refunding Bonds, Parking                   No Opt. Call         AAA          1,183,861
                 System Facilities, Series 1998A, 5.250%, 7/01/17 -
                 FGIC Insured

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, John Hopkins Medical
                Institution, Series 2004B:
          355    5.000%, 7/01/13 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            390,731
          380    5.000%, 7/01/14 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            418,585

        2,075   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/06 at 102.00         CCC          1,456,297
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        3,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          3,308,850
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.8% (10.0% OF TOTAL INVESTMENTS)

$       2,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA     $    2,765,275
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                   7/08 at 101.00         AAA          2,077,920
                 Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          2,149,540
                 Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        1,500   Baltimore, Maryland, Project and Revenue Refunding Bonds,             7/10 at 100.00         AAA          1,693,260
                 Wastewater Projects, Series 2000A, 5.625%, 7/01/30
                 (Pre-refunded to 7/01/10) - FSA Insured

          845   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            912,592
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          575   Howard County, Maryland, Consolidated Public Improvement              2/12 at 100.00         AAA            643,247
                 Refunding Bonds, Series 2002A, 5.250%, 8/15/18
                 (Pre-refunded to 2/15/12)

                Howard County, Maryland, Consolidated Public Improvement
                Refunding Bonds, Series 2003A:
        1,720    5.000%, 8/15/17 (Pre-refunded to 8/15/12)                            8/12 at 100.00         AAA          1,902,698
        1,000    5.000%, 8/15/22 (Pre-refunded to 8/15/12)                            8/12 at 100.00         AAA          1,106,220

          145   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA            162,210
                 Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded
                 to 2/15/12)

        1,875   Maryland Health and Higher Educational Facilities Authority,          1/05 at 101.00         AAA          1,933,144
                 Revenue Bonds, Good Samaritan Hospital, Series 1993,
                 5.750%, 7/01/19 - AMBAC Insured

        3,125   Maryland Health and Higher Educational Facilities Authority,          1/05 at 101.00         Aaa          3,319,590
                 Revenue Bonds, Howard County General Hospital,
                 Series 1993, 5.500%, 7/01/25

        3,135   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,280,558
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/27 - AMBAC Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,094,280
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.1% (8.8% OF TOTAL INVESTMENTS)

        6,000   Anne Arundel County, Maryland, Pollution Control Revenue              4/05 at 101.00          A2          6,167,400
                 Refunding Bonds, Baltimore Gas and Electric Company
                 Project, Series 1994, 6.000%, 4/01/24

        6,500   Calvert County, Maryland, Pollution Control Revenue Refunding         1/05 at 102.00          A2          6,637,280
                 Bonds, Baltimore Gas and Electric Company Project,
                 Series 1993, 5.550%, 7/15/14

        2,500   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          2,554,625
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        5,000   Prince George's County, Maryland, Pollution Control Revenue           1/05 at 100.00          A-          5,100,350
                 Refunding Bonds, Potomac Electric Power Company,
                 Series 1993, 6.375%, 1/15/23


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          1,067,970
                 System Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     219,260   Total Long-Term Investments (cost $222,061,250) - 147.4%                                                229,999,251
=============-----------------------------------------------------------------------------------------------------------------------


                                       23


                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                                   Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0% (0.6% OF TOTAL INVESTMENTS)

$         500   Maryland Economic Development Corporation, Economic                                       VMIG-1     $      500,000
                 Development Revenue Bonds, Federation of American
                 Societies, Variable Rate Demand Obligations, Series 2002A,
                 1.690%, 7/01/30+

        1,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,500   Total Short-Term Investments (cost $1,500,000)                                                            1,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $223,561,250) - 148.4%                                                          231,499,251
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      3,618,789
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  156,018,040
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.4% (1.6% OF TOTAL INVESTMENTS)

$       1,615   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,492,454
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.1% (11.5% OF TOTAL INVESTMENTS)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                      3/10 at 101.00         BBB            488,952
        1,000    5.750%, 9/01/25                                                      3/10 at 101.00         BBB          1,038,950
          500    5.800%, 9/01/30                                                      3/10 at 101.00         BBB            516,035

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            658,893
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,800   Maryland Economic Development Corporation, Student                    7/11 at 101.00           A          1,888,074
                 Housing Revenue Bonds, Sheppard Pratt University Village,
                 Series 2001, 6.000%, 7/01/33 - ACA Insured

        1,000   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,056,420
                 Infrastructure Revenue Bonds, University of Maryland -
                 College Park Project, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-          1,530,870
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1            641,294
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            501,255
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          215    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            222,525
          410    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            416,089

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00          AA          1,083,890
          500    5.000%, 4/01/19                                                      4/13 at 100.00          AA            530,930


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.5% (15.8% OF TOTAL INVESTMENTS)

        2,225   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00           A          2,381,262
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,002,130
                 Revenue Bonds, Calvert Memorial Hospital, Series 1998,
                 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,026,300
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/28 - FSA Insured

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            581,240
                 Revenue Refunding Bonds, Union Hospital of Cecil County,
                 Series 1998, 5.100%, 7/01/22

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,283,263
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,019,770
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          750   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            746,408
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,029,360
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28


                                       25


                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1     $    1,054,050
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3            502,505
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,010,510
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00         BBB            712,068
                 Revenue Refunding Bonds, Medstar Health Issue,
                 Series 2004, 5.375%, 8/15/24

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            586,468
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          700   Prince George's County, Maryland, Revenue Refunding and               1/05 at 102.00          B3            541,387
                 Project Bonds, Dimensions Health Corporation, Series 1994,
                 5.300%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.0% (10.1% OF TOTAL INVESTMENTS)

          750   Baltimore County, Maryland, GNMA Collateralized Revenue              10/08 at 102.00         AAA            757,898
                 Refunding Bonds, Cross Creek Apartments Project,
                 Series 1998A, 5.250%, 10/20/33

        2,000   Maryland Community Development Administration, Housing                7/08 at 101.00         Aa2          2,041,320
                 Revenue Bonds, Series 1998A, 5.625%, 1/01/40
                 (Alternative Minimum Tax)

          520   Maryland Community Development Administration,                        5/11 at 100.00         Aa2            526,864
                 Multifamily Housing Insured Mortgage Loans,
                 Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,000   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          1,021,710
                 Housing Revenue Bonds, Princess Anne Apartments,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

          750   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa            758,092
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.250%, 7/01/29
                 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,086,240
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/11 at 100.00         Aaa          2,049,520
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 10.8% (7.3% OF TOTAL INVESTMENTS)

          195   Maryland Community Development Administration, Residential            9/09 at 100.00         Aa2            203,272
                 Revenue Bonds, Series 1999E, 5.700%, 9/01/17

        2,365   Maryland Community Development Administration, Residential            9/09 at 100.00         Aa2          2,444,559
                 Revenue Bonds, Series 2000G, 5.950%, 9/01/29
                 (Alternative Minimum Tax)

        1,125   Maryland Community Development Administration,                        9/10 at 100.00         Aa2          1,145,115
                 Residential Revenue Bonds, Series 2000H, 5.800%, 9/01/32
                 (Alternative Minimum Tax)

          415   Maryland Community Development Administration, Single                10/10 at 100.00         Aa2            432,003
                 Family Program Bonds, First Series 2001, 5.000%, 4/01/17

          595   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            601,997
                 Revenue Bonds, Series 2001B, 5.450%, 9/01/32 (Alternative
                 Minimum Tax)

        1,000   Maryland Community Development Administration, Residential            3/11 at 100.00         Aa2          1,026,770
                 Revenue Bonds, Series 2001F, 5.600%, 9/01/28
                 (Alternative Minimum Tax)

          795   Prince George's County Housing Authority, Maryland,                   8/07 at 102.00         AAA            816,664
                 FHLMC/FNMA/GNMA Collateralized Single Family
                 Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,018,950
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R            809,430
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001A, 6.750%, 4/01/23


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.3% (15.7% OF TOTAL INVESTMENTS)

                Anne Arundel County, Maryland, General Obligation Bonds,
                Various Purpose, Series 2001:
$         580    4.800%, 2/15/18                                                      2/11 at 101.00         AA+     $      607,016
          500    5.000%, 2/15/28                                                      2/11 at 101.00         AA+            511,620

        1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          1,104,550
                 Series 2003, 5.000%, 3/01/13

        3,500   Baltimore County, Maryland, Metropolitan District General             6/11 at 101.00         AAA          3,598,840
                 Obligation Bonds, 67th Issue, 5.000%, 6/01/27

        1,000   Frederick County, Maryland, General Obligation Public                11/12 at 101.00          AA          1,053,320
                 Facilities Bonds, Series 2002, 5.000%, 11/01/22

        1,360   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,389,798
                 Bonds, Series 2001A, 4.750%, 2/15/21

        1,000   Maryland National Capital Park and Planning Commission,               1/14 at 100.00          AA          1,080,150
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,000   Montgomery County, Maryland, General Obligation                         No Opt. Call         AAA          1,123,740
                 Consolidated Public Improvement Refunding Bonds,
                 Series 2002A, 5.250%, 11/01/11

          430   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            456,080
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          740   Ocean City, Maryland, General Obligation Bonds,                       3/11 at 101.00         AAA            773,500
                 Series 2001, 4.875%, 3/01/19 - FGIC Insured

        1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,617,750
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,077,240
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 24.0% (16.1% OF TOTAL INVESTMENTS)

          745   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            749,872
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          500   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            534,135
                 Bonds, City Public School System, Series 2003A, 5.000%, 5/01/18

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            351,596
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,500   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          1,717,740
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,103,780
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        1,405   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          1,524,397
                 Revenue Bonds, Department of Transportation Headquarters
                 Building, Series 2002, 5.375%, 6/01/19

          370   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            405,113
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

          740   Prince George's County, Maryland, Lease Revenue Bonds,                6/13 at 100.00         AAA            808,465
                 Upper Marlboro Justice Center, Series 2003A,
                 5.000%, 6/30/14 - MBIA Insured

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            808,850
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,477,566
                 Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19

                Washington Suburban Sanitary District, Montgomery and Prince
                George's Counties, Maryland, General Obligation Construction
                Bonds, Series 2001:
          895    5.000%, 6/01/22                                                      6/11 at 100.00         AAA            930,988
          935    5.000%, 6/01/23                                                      6/11 at 100.00         AAA            969,371
          985    5.000%, 6/01/24                                                      6/11 at 100.00         AAA          1,018,392
        1,035    5.000%, 6/01/25                                                      6/11 at 100.00         AAA          1,067,126

        1,290   Washington Suburban Sanitary District, Montgomery and Prince          6/11 at 100.00         AAA          1,330,377
                 George's Counties, Maryland, Water Supply Bonds, Series 2001,
                 4.750%, 6/01/20


                                       27


                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.4% (2.3% OF TOTAL INVESTMENTS)

$         650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00         AAA     $      663,897
                 Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
                 Series 2001, 5.000%, 7/01/27 - AMBAC Insured

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, John Hopkins Medical
                Institution, Series 2004B:
          150    5.000%, 7/01/13 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            165,098
          135    5.000%, 7/01/14 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            148,708

        1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          1,102,950
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.9% (14.1% OF TOTAL INVESTMENTS)

          500   Anne Arundel County, Maryland, Special Obligation Bonds,              7/09 at 102.00         AAA            597,050
                 Arundel Mills Project, Series 1999, 7.100%, 7/01/29
                 (Pre-refunded to 7/01/09)

        1,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          1,659,165
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        1,015   Baltimore, Maryland, Revenue Refunding Bonds, Water                   7/08 at 101.00         AAA          1,054,544
                 Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

        2,115   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          2,284,179
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,220   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,325,140
                 Bonds, Series 2001A, 4.750%, 2/15/20 (Pre-refunded
                 to 2/15/09)

          500   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            553,110
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

          950   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,120,920
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        2,300    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          2,485,518
        1,700    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,833,433


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.6% (3.1% OF TOTAL INVESTMENTS)

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          1,021,850
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        1,800   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-          1,823,040
                 Refunding Bonds, Series 1995Z, 5.250%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      87,450   Total Long-Term Investments (cost $88,731,924) - 148.0%                                                  91,313,730
=============-----------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

$         400   Puerto Rico Government Development Bank, Adjustable Refunding Bonds,                         A-1     $      400,000
                 Variable Rate Demand Obligations, Series 1985, 1.580%, 12/01/15 -
                 MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         400   Total Short-Term Investments (cost $400,000)                                                                400,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $89,131,924) - 148.6%                                                            91,713,730
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                      2,000,333
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.9)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   61,714,063
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                NOTIONAL   EFFECTIVE     TERMINATION   APPRECIATION
                                                                                  AMOUNT        DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).                     $1,100,000     2/16/05        2/16/35        $(38,215)

Agreement with Morgan Stanley dated August 5, 2004, to pay quarterly the notional amount multiplied by 4.337% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA
(Bond Market Association) Municipal Swap Index for the quarter.                  600,000    12/09/04       12/09/24          (8,468)

Agreement with Morgan Stanley dated August 10, 2004, to pay
semi-annually the notional amount multiplied by 5.489% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar - London Inter-Bank
Offered Rates).                                                                  700,000     1/14/05        1/14/35          (8,303)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(54,986)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.3% (1.5% OF TOTAL INVESTMENTS)

$         810   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      748,537
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          800   Virgin Islands Tobacco Settlement Financing Corporation,              5/11 at 100.00        Baa3            697,408
                 Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.9% (12.0% OF TOTAL INVESTMENTS)

        1,100   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3          1,144,891
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            658,893
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,000   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,044,130
                 Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

          250   Maryland Health and Higher Educational Facilities                     7/08 at 102.00        BBB-            255,145
                 Authority, Educational Facilities Leasehold Mortgage
                 Revenue Bonds, McLean School, Series 2001,
                 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority,          1/11 at 101.00         AAA            432,193
                 Revenue Bonds, Bullis School, Series 2000,
                 5.250%, 7/01/30 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          AA          1,087,970
                 Revenue Refunding Bonds, Johns Hopkins University,
                 Series 1998, 5.125%, 7/01/12

        1,250   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,282,588
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            501,255
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

          500   Morgan State University, Maryland, Student Tuition and                7/12 at 100.00         AAA            521,100
                 Fee Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2001, 4.900%, 7/01/21 - FGIC Insured

          500   Morgan State University, Maryland, Student Tuition and                7/13 at 100.00         AAA            532,460
                 Fee Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2001B:
        1,580    4.375%, 4/01/17                                                      4/11 at 100.00          AA          1,602,626
        1,140    4.500%, 4/01/19                                                      4/11 at 100.00          AA          1,155,310

        1,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA          1,061,860
                 Bonds, Series 2003A, 5.000%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.1% (13.5% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,019,840
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,529,655
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          750   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            746,408
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,029,360
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,054,050
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 6.000%, 7/01/26

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3            502,505
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2     $    1,010,510
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00         BBB            712,068
                 Revenue Refunding Bonds, Medstar Health Issue,
                 Series 2004, 5.375%, 8/15/24

          525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            526,318
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            802,699
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        2,160   Montgomery County, Maryland, Economic Development                    12/11 at 100.00         AA-          2,227,241
                 Revenue Bonds, Trinity Healthcare Group,  Series 2001,
                 5.125%, 12/01/22

                Prince George's County, Maryland, Revenue Refunding and Project
                Bonds, Dimensions Health Corporation, Series 1994:
          100    5.375%, 7/01/14                                                      1/05 at 102.00          B3             85,532
          600    5.300%, 7/01/24                                                      1/05 at 102.00          B3            464,046


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.8% (8.0% OF TOTAL INVESTMENTS)

           55   Maryland Community Development Administration,                        5/11 at 100.00         Aa2             55,547
                 Multifamily Housing Insured Mortgage Loans,
                 Series 2001A, 5.100%, 5/15/28

        2,595   Maryland Community Development Administration,                        5/11 at 100.00         Aa2          2,629,254
                 Multifamily Housing Insured Mortgage Loans, Series 2001B,
                 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,110   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          1,134,098
                 Multifamily Housing Revenue Bonds, Princess Anne
                 Apartments, Series 2001D, 5.450%, 12/15/33
                 (Alternative Minimum Tax)

        3,145   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          3,213,278
                 Multifamily Development Revenue Bonds, Waters
                 Tower Senior Apartments, Series 2001F,
                 5.450%, 12/15/33 (Alternative Minimum Tax)

          435   Maryland Community Development Administration,                        5/12 at 100.00         Aa2            455,149
                 Multifamily Housing Insured Mortgage Revenue Bonds,
                 Series 2002A, 5.300%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.3% (1.6% OF TOTAL INVESTMENTS)

          500   Maryland Community Development Administration,                        3/07 at 101.50         Aa2            516,365
                 Residential Revenue Bonds, Series 1997B, 5.875%, 9/01/25
                 (Alternative Minimum Tax)

          945   Maryland Community Development Administration,                        9/10 at 100.00         Aa2            956,246
                 Residential Revenue Bonds, Series 2001H, 5.350%, 9/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.9% (1.2% OF TOTAL INVESTMENTS)

        1,150   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,171,793
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.3% (0.3% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Collington Episcopal Life Care Community
                Inc., Series 2001A:
           31    6.750%, 4/01/20                                                      4/09 at 100.00         N/R             25,072
           25    6.750%, 4/01/23                                                      4/11 at 101.00         N/R             20,236

            5   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         N/R              4,129
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001B, 6.400%, 4/01/23 (Mandatory put 4/01/07)

                Prince George's County, Maryland, Revenue Bonds, Collington
                Episcopal Life Care Community Inc., Series 1994A:
           25    5.625%, 4/01/09                                                      4/06 at 100.00         N/R             20,322
          175    6.000%, 4/01/13                                                      4/05 at 101.00         N/R            141,423

           10   Prince George's County, Maryland, Revenue Bonds,                        No Opt. Call         N/R              8,489
                 Collington Episcopal Life Care Community Inc.,
                 Series 1994B, 5.250%, 4/01/16 (Optional put 4/01/06)


                                       31

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 39.0% (26.3% OF TOTAL INVESTMENTS)

$       1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+     $    1,104,550
                 Series 2003, 5.000%, 3/01/13

                Cecil County, Maryland, County Commissioners General
                Obligation Consolidated Public Improvement Bonds,
                Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00         AA-          1,006,268
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00         AA-          1,045,979

        1,000   Frederick County, Maryland, General Obligation Public                11/12 at 101.00          AA          1,064,410
                 Facilities Bonds, Series 2002, 5.000%, 11/01/20

        3,000   Frederick County, Maryland, General Obligation Public Facilities     12/10 at 101.00          AA          3,247,140
                 Bonds, Series 2000, 5.200%, 12/01/19

          510   Frederick, Maryland, General Obligation Refunding and                12/11 at 101.00         AA-            531,150
                 Improvement Bonds, Series 2001, 4.750%, 12/01/19

        1,000   Howard County, Maryland, Consolidated Public Improvement              2/14 at 100.00         AAA          1,087,180
                 Bonds, Series 2004B, 5.000%, 8/15/16

                Maryland, General Obligation Bonds, State and Local Facilities
                Loan, First Series 2001:
        2,445    5.500%, 3/01/11                                                        No Opt. Call         AAA          2,765,564
        1,500    5.500%, 3/01/12                                                        No Opt. Call         AAA          1,707,600

        4,730   Montgomery County, Maryland, General Obligation                      10/11 at 101.00         AAA          5,117,860
                 Consolidated Public Improvement Refunding Bonds,
                 Series 2001A, 5.250%, 10/01/18

        1,000   Montgomery County, Maryland, General Obligation                         No Opt. Call         AAA          1,123,740
                 Consolidated Public Improvement Refunding Bonds,
                 Series 2002A, 5.250%, 11/01/11

                Prince George's County, Maryland, General Obligation
                Consolidated Public Improvement Bonds, Series 2001:
        1,000    5.250%, 12/01/20 - FGIC Insured                                     12/11 at 101.00         AAA          1,078,500
        2,820    5.250%, 12/01/21 - FGIC Insured                                     12/11 at 101.00         AAA          3,030,654

          770   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            797,250
                 Bonds, Series 2001, 5.000%, 7/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.7% (14.6% OF TOTAL INVESTMENTS)

          750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AA+            764,025
                 Consolidated Water and Sewer, Series 1999,
                 4.500%, 8/01/19

          745   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            749,872
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

                Baltimore County, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,658,621
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,736,692

          530   Baltimore Board of School Commissioners, Maryland,                    5/13 at 100.00         AA+            575,644
                 Revenue Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            351,596
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,000   Maryland Department of Transportation, County                           No Opt. Call          AA          1,145,160
                 Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,103,780
                 Transportation Revenue Bonds, Series 2004,
                 5.000%, 5/01/13

        1,405   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          1,524,397
                 Revenue Bonds, Department of Transportation Headquarters
                 Building, Series 2002, 5.375%, 6/01/19

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,054,890
                 West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            808,850
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,100   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA     $    1,156,496
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/21 -
                 AMBAC Insured

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/08 at 102.00         AAA          1,077,060
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 1998, 5.000%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.9% (3.3% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority, Parking
                Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            663,897
        1,000    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          1,012,710

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, John Hopkins Medical
                Institution, Series 2004B:
          155    5.000%, 7/01/13 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            170,601
          135    5.000%, 7/01/14 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            148,708

        1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          1,102,950
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 22.2% (14.9% OF TOTAL INVESTMENTS)

          750   Anne Arundel County, Maryland, Special Obligation Bonds,              7/09 at 102.00         AAA            895,575
                 Arundel Mills Project, Series 1999, 7.100%, 7/01/29
                 (Pre-refunded to 7/01/09)

        1,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          1,659,165
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,143,530
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

          750   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            829,665
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

        1,260   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          1,391,494
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/17 - AMBAC Insured

        1,295   Maryland Transportation Authority, Revenue Refunding                    No Opt. Call         AAA          1,527,996
                 Bonds, Transportation Facilities Projects, First Series
                 1978, 6.800%, 7/01/16

        1,230   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA          1,363,972
                 Bonds, Series 2001, 5.000%, 7/01/24 (Pre-refunded
                 to 7/01/11) - FSA Insured

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,313,960
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          800   Puerto Rico Public Finance Corporation, Commonwealth                  8/11 at 100.00         AAA            883,052
                 Appropriation Bonds, Series 2001A, 5.000%, 8/01/21
                 (Pre-refunded to 8/01/11) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.3% (2.2% OF TOTAL INVESTMENTS)

        1,000   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          1,037,950
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          1,021,850
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$      88,421   Total Long-Term Investments (cost $90,240,435) - 147.7%                                                  93,370,002
=============-----------------------------------------------------------------------------------------------------------------------


                                       33


                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

$         300   Maryland Economic Development Corporation, Revenue Bonds,                                   A-1+     $      300,000
                 Pharmacopeia Inc., Variable Rate Demand Obligations,
                 Series 2004A, 1.680%, 7/01/34 - AMBAC Insured+

          250   Maryland Economic Development Corporation, Economic                                       VMIG-1            250,000
                 Development Revenue Bonds, Federation of American
                 Societies, Variable Rate Demand Obligations,
                 Series 2002A, 1.690%, 7/01/30+
------------------------------------------------------------------------------------------------------------------------------------
$         550   Total Short-Term Investments (cost $550,000)                                                                550,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $90,790,435) - 148.6%                                                            93,920,002
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      1,274,375
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   63,194,377
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                NOTIONAL   EFFECTIVE     TERMINATION   APPRECIATION
                                                                                  AMOUNT        DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                    $1,000,000     2/16/05         2/16/35       $(34,741)

Agreement with Morgan Stanley dated August 5, 2004, to pay quarterly the notional amount multiplied by 4.337% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association)
Municipal Swap Index for the quarter.                                            500,000    12/09/04        12/09/24         (7,057)

Agreement with Morgan Stanley dated August 10, 2004, to pay semi-annually the notional amount multiplied by 5.489% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                       700,000     1/14/05         1/14/35         (8,302)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $(50,100)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.4% (2.3% OF TOTAL INVESTMENTS)

$       2,820   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,606,018
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.3% (10.3% OF TOTAL INVESTMENTS)

          225   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3            234,182
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          690   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            704,863
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          130   Maryland Economic Development Corporation, Student                    7/11 at 101.00           A            136,361
                 Housing Revenue Bonds, Sheppard Pratt University Village,
                 Series 2001, 6.000%, 7/01/33 - ACA Insured

        1,250   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,305,163
                 Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

        1,000   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          AA          1,013,820
                 Authority, Revenue Bonds, Johns Hopkins University,
                 Series 2002A, 5.000%, 7/01/32

          625   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            626,569
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

        1,500   Morgan State University, Maryland, Student Tuition and                7/13 at 100.00         AAA          1,532,490
                 Fee Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/32 - FGIC Insured

          985   University of Maryland, Auxiliary Facility and Tuition Revenue        4/11 at 100.00          AA            997,904
                 Bonds, Series 2001B, 4.625%, 4/01/21

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2002A:
        1,000    5.000%, 4/01/09                                                        No Opt. Call          AA          1,090,270
        2,000    5.125%, 4/01/22                                                      4/12 at 100.00          AA          2,102,500

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00          AA          1,083,890
        1,000    5.000%, 4/01/19                                                      4/13 at 100.00          AA          1,061,860


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.1% (10.8% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,019,840
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,026,610
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-            662,851
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            995,210
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,294,788
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 5.800%, 7/01/32

          700   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3            703,507
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,845   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,909,317
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

          775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa1            804,659
                 Revenue Refunding Bonds, Adventist Healthcare,
                 Series 2003A, 5.750%, 1/01/25

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,010,510
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33


                                       35


                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         900   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00         BBB     $      915,516
                 Revenue Refunding Bonds, Medstar Health Issue,
                 Series 2004, 5.375%, 8/15/24

          725   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            726,820
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            802,699
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

          800   Prince George's County, Maryland, Revenue Refunding and               1/05 at 102.00          B3            618,728
                 Project Bonds, Dimensions Health Corporation, Series 1994,
                 5.300%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 12.3% (8.3% OF TOTAL INVESTMENTS)

        1,000   Maryland Community Development Administration, Housing                7/12 at 100.00         Aa2            980,050
                 Revenue Bonds, Series 2002B, 4.950%, 7/01/32
                 (Alternative Minimum Tax)

                Montgomery County Housing Opportunities Commission,
                Maryland, Multifamily Housing Development Bonds,
                Series 2002B:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            515,010
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,007,860

        4,860   Prince George's County Housing Authority, Maryland,                  11/12 at 100.00         AAA          5,070,292
                 GNMA Collateralized Mortgage Revenue Bonds, Fairview
                 and Hillside Projects, Series 2002A, 4.700%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,018,950
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.4% (0.2% OF TOTAL INVESTMENTS)

          280   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R            226,640
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001A, 6.750%, 4/01/23

                Prince George's County, Maryland, Revenue Bonds, Collington
                Episcopal Life Care Community Inc., Series 1994A:
           45    5.625%, 4/01/09                                                      4/06 at 100.00         N/R             36,580
           10    6.000%, 4/01/13                                                      4/05 at 101.00         N/R              8,081

           23   Prince George's County, Maryland, Revenue Bonds, Collington             No Opt. Call         N/R             19,524
                 Episcopal Life Care Community Inc., Series 1994B,
                 5.250%, 4/01/16 (Optional put 4/01/06)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 30.7% (20.7% OF TOTAL INVESTMENTS)

        1,000   Annapolis, Maryland, General Obligation Public Improvement            4/12 at 101.00          AA          1,024,620
                 Refunding Bonds, Series 2002, 4.375%, 4/01/17

           10   Anne Arundel County, Maryland, General Obligation Bonds,              5/09 at 101.00         AA+             10,625
                 Consolidated Improvements, Series 1999, 5.000%, 5/15/19

        1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          1,104,550
                 Series 2003, 5.000%, 3/01/13

        1,000   Calvert County, Maryland, General Obligation Public                   1/12 at 101.00          AA          1,042,200
                 Improvement Bonds, Series 2002, 4.500%, 1/01/16

        1,260   Charles County, Maryland, Consolidated General Obligation             1/12 at 101.00          AA          1,308,623
                 Public Improvement Bonds, Series 2002, 4.400%, 1/15/16

                Frederick County, Maryland, General Obligation Public
                Facilities Bonds, Series 2002:
        1,830    5.000%, 11/01/20                                                    11/12 at 101.00          AA          1,947,870
        2,035    5.000%, 11/01/21                                                    11/12 at 101.00          AA          2,154,760
        2,500    5.000%, 11/01/22                                                    11/12 at 101.00          AA          2,633,300

          100   Frederick County, Maryland, General Obligation Public                 7/09 at 101.00          AA            109,474
                 Facilities Bonds, Series 1999, 5.250%, 7/01/17

          245   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            269,015
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

        1,000   Maryland National Capital Park and Planning Commission,               1/14 at 100.00          AA          1,080,150
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        2,000   Maryland, General Obligation Bonds, State and Local                     No Opt. Call         AAA          2,214,520
                 Facilities Loan, Series 2002B, 5.250%, 2/01/10


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,000   Montgomery County, Maryland, General Obligation                       2/12 at 101.00         AAA     $    2,126,320
                 Consolidated Public Improvement Bonds, Series 2002A,
                 5.000%, 2/01/20

        1,000   Montgomery County, Maryland, General Obligation                         No Opt. Call         AAA          1,123,740
                 Consolidated Public Improvement Refunding Bonds,
                 Series 2002A, 5.250%, 11/01/11

        3,500   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA          3,478,685
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.300%, 9/15/21

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,077,240
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

        1,000   St. Mary's County, Maryland, General Obligation Hospital                No Opt. Call         AA-          1,105,950
                 Bonds, Series 2002, 5.000%, 10/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 36.9% (24.8% OF TOTAL INVESTMENTS)

          530   Baltimore, Maryland, Convention Center Revenue Refunding              9/08 at 102.00         AAA            561,143
                 Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured

        1,000   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+          1,086,120
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15

          450   Hyattsville, Maryland, Special Obligation Bonds,                      7/14 at 102.00         N/R            452,052
                 University Town Center Project, Series 2004,
                 5.750%, 7/01/34

        5,000   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          5,725,800
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,103,780
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        2,200   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,242,394
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 4.750%, 6/01/22

          450   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            492,705
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

        2,935   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+          3,211,859
                 Bonds, Montgomery County Wayne Avenue Parking Project,
                 Series 2002A, 5.250%, 9/15/16

                Maryland Stadium Authority, Lease Revenue Bonds,
                Montgomery County Conference Center Facilities, Series 2003:
        1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+          1,540,316
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,687,975

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            808,850
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          3,571,295
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
        1,000    5.250%, 7/01/17                                                      7/12 at 100.00          A-          1,063,560
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00          A-          1,271,203
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00          A-          1,338,342

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,086,710
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          235   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            245,878
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

           25   Washington Suburban Sanitary District, Maryland, General              6/11 at 101.00         AAA             26,679
                 Obligation Construction Bonds, Second Series 2001,
                 5.000%, 6/01/17

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/08 at 102.00         AAA          1,077,060
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 1998, 5.000%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.9% (1.3% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, John Hopkins Medical
                Institution, Series 2004B:
          190    5.000%, 7/01/13 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            209,124
          175    5.000%, 7/01/14 (WI, settling 12/01/04) - AMBAC Insured                No Opt. Call         AAA            192,770


                                       37


                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA     $    1,102,950
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 18.5% (12.5% OF TOTAL INVESTMENTS)

        1,000   Anne Arundel County, Maryland, Special Obligation Bonds,              7/09 at 102.00         AAA          1,194,100
                 Arundel Mills Project, Series 1999, 7.100%, 7/01/29
                 (Pre-refunded to 7/01/09)

        2,115   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          2,374,828
                 Public Improvement Bonds, Series 2002, 5.250%, 8/01/17
                 (Pre-refunded to 8/01/12)

        1,210   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,314,278
                 Bonds, Series 2001A, 4.750%, 2/15/19 (Pre-refunded
                 to 2/15/09)

        1,215   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA          1,344,057
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

           50   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA             55,218
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/17 - AMBAC Insured

          765   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA            902,639
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16

          880   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            982,344
                 Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded
                 to 7/01/11) - FSA Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          5,392,450
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          700   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00     BBB+***            788,431
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1% (4.7% OF TOTAL INVESTMENTS)

        1,250   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R          1,277,313
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          4,194,332
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4% (2.3% OF TOTAL INVESTMENTS)

        2,570   Baltimore, Maryland, Revenue Refunding Bonds, Wastewater              7/12 at 100.00         AAA          2,624,120
                 Projects, Series 2002A, 5.125%, 7/01/42 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     108,593   Total Long-Term Investments (cost $112,500,236) - 147.3%                                                114,224,249
=============-----------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.3% (0.9% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico Government Development Bank, Adjustable                                          A-1     $    1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $113,500,236) - 148.6%                                                          115,224,249
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,301,749
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   77,525,998
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                NOTIONAL   EFFECTIVE     TERMINATION   APPRECIATION
                                                                                  AMOUNT        DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                    $2,600,000     2/16/05         2/16/35      $ (90,327)

Agreement with Morgan Stanley dated August 5, 2004, to pay quarterly the notional amount multiplied by 4.337% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association)
Municipal Swap Index for the quarter.                                          1,400,000    12/09/04        12/09/24        (19,759)

Agreement with Morgan Stanley dated August 10, 2004, to pay semi-annually the notional amount multiplied by 5.489% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                     1,800,000     1/14/05         1/14/35        (21,349)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(131,435)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                            Nuveen Virginia Premium Income Municipal Fund (NPV)
                            Portfolio of
                                    INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.1% (0.8% OF TOTAL INVESTMENTS)

$       1,615   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,492,454
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.0% (7.5% OF TOTAL INVESTMENTS)

        3,500   Alexandria Industrial Development Authority, Virginia,               10/10 at 101.00         AAA          3,916,185
                 Fixed Rate Revenue Bonds, Institute for Defense Analyses,
                 Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

                Danville Industrial Development Authority, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation, Averett
                College Project, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            469,685
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,390,545

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,016,250
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            527,845
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          500   Rockbridge County Industrial Development Authority,                   7/11 at 100.00          B2            466,035
                 Virginia, Horse Center Revenue and Refunding Bonds,
                 Series 2001C, 6.850%, 7/15/21

        2,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1          2,203,940
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        2,120   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,165,516
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26

        1,000   Virginia College Building Authority, Educational Facilities           4/10 at 101.00          A+          1,097,720
                 Revenue Bonds, Hampton University, Series 2000,
                 6.000%, 4/01/20

        1,635   Virginia Commonwealth University, Revenue Bonds,                      5/14 at 101.00         AAA          1,756,562
                 Series 2004A, 5.000%, 5/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.9% (15.7% OF TOTAL INVESTMENTS)

        2,000   Albemarle County Industrial Development Authority,                   10/12 at 100.00          A2          2,031,300
                 Virginia, Hospital Revenue Bonds, Martha Jefferson
                 Hospital, Series 2002, 5.250%, 10/01/35

        2,000   Danville Industrial Development Authority, Virginia, Hospital           No Opt. Call         AAA          2,197,540
                 Revenue Bonds, Danville Regional Medical Center,
                 Series 1998, 5.200%, 10/01/18 - AMBAC Insured

        4,850   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+          5,125,771
                 Hospital Revenue Refunding Bonds, Inova Health System
                 Hospitals Project, Series 1993A, 5.000%, 8/15/23

        1,200   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,209,672
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Hanover County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,198,620
                 Hospital Revenue Bonds, Memorial Regional Medical
                 Center Project, Series 1995, 6.375%, 8/15/18 -
                 MBIA Insured

        4,650   Hanover County Industrial Development Authority, Virginia,            8/05 at 102.00         AAA          4,826,049
                 Hospital Revenue Bonds, Bon Secours Health System
                 Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured

        1,500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,557,555
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,822,755
                 Healthcare Revenue Bonds, Bon Secours Health System
                 Inc., Series 1996, 6.250%, 8/15/20 - MBIA Insured

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          375    6.000%, 6/01/22                                                      6/12 at 101.00         BBB            409,537
          800    6.100%, 6/01/32                                                      6/12 at 101.00         BBB            858,408

        1,950   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,976,793
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       4,750   Medical College Virginia Hospital Authority, General Revenue          7/08 at 102.00         AAA     $    4,894,543
                 Bonds, Series 1998, 5.125%, 7/01/23 - MBIA Insured

        3,000   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          3,243,930
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.1% (2.1% OF TOTAL INVESTMENTS)

        1,465   Arlington County Industrial Development Authority, Virginia,          5/10 at 100.00         Aaa          1,551,406
                 Multifamily Housing Revenue Bonds, Patrick Henry
                 Apartments, Series 2000, 6.050%, 11/01/32 (Alternative
                 Minimum Tax) (Mandatory put 11/01/20)

        1,495   Henrico County Economic Development Authority, Virginia,              7/09 at 102.00         AAA          1,603,238
                 GNMA Mortgage-Backed Securities Beth Sholom Assisted
                 Living Revenue Bonds, Series 1999A, 5.900%, 7/20/29

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,028,220
                 Vistas GNMA Mortgage-Backed Revenue Bonds,
                 Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.0% (0.7% OF TOTAL INVESTMENTS)

          350   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            337,796
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,004,460
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        2,000   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB          2,079,180
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7% (1.2% OF TOTAL INVESTMENTS)

                Winchester Industrial Development Authority, Virginia,
                Residential Care Facility First Mortgage Revenue Bonds,
                Westminster-Canterbury of Winchester Inc., Series 1998:
        1,350    5.750%, 1/01/18                                                      1/05 at 100.00         N/R          1,350,257
        1,000    5.750%, 1/01/27                                                      1/05 at 100.00         N/R            982,160


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

          500   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba3            484,705
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax)

        1,000   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00         Ba3            959,090
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax)

        1,000   Isle of Wight County Industrial Development Authority,                5/07 at 102.00         BBB          1,022,060
                 Virginia, Solid Waste Disposal Facilities Revenue Bonds,
                 Union Camp Corporation Project, Series 1997,
                 6.100%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.7% (12.8% OF TOTAL INVESTMENTS)

          900   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            996,741
                 5.000%, 6/15/13

          900   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            997,749
                 5.000%, 12/15/11 (WI, settling 12/07/04)

                Chesapeake, Virginia, General Obligation Water and Sewer
                Bonds, Series 2003B:
        1,880    5.000%, 6/01/21                                                      6/13 at 100.00          AA          1,976,312
        2,060    5.000%, 6/01/23                                                      6/13 at 100.00          AA          2,143,183

        1,355   Harrisonburg, Virginia, General Obligation Bonds, Public              7/12 at 101.00         AAA          1,440,839
                 Safety and Steam Plant, Series 2002, 5.000%, 7/15/19 -
                 FGIC Insured

          585   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            623,979
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,185   Lynchburg, Virginia, General Obligation Bonds,                        6/14 at 100.00          AA          1,255,318
                 Series 2004, 5.000%, 6/01/21


                                       41


                        Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Newport News, Virginia, General Obligation Bonds, General
                Improvement and Water Projects, Series 2002A:
$       2,770    5.000%, 7/01/19                                                      7/13 at 100.00          AA     $    2,941,601
        1,000    5.000%, 7/01/20                                                      7/13 at 100.00          AA          1,057,500

        1,350   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA          1,471,568
                 Series 2004C, 5.000%, 5/01/16

        1,400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,484,910
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Portsmouth, Virginia, General Obligation Bonds, Series 2003,            No Opt. Call         AAA          1,103,710
                 5.000%, 7/01/12 - FSA Insured

        1,480   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,566,269
                 5.000%, 7/15/21 - FSA Insured

        1,430   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00          AA          1,539,295
                 Bonds, Series 2002A, 5.000%, 10/01/17

        1,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          1,500,568
                 Improvement Bonds, Series 2001, 5.000%, 6/01/20

        2,155   Virginia Beach, Virginia, General Obligation Bonds,                   5/13 at 100.00         AA+          2,334,124
                 Series 2003B, 5.000%, 5/01/15

        1,000   Virginia Beach, Virginia, General Obligation Bonds,                     No Opt. Call         AA+          1,100,730
                 Series 2004B, 5.000%, 5/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 32.6% (21.2% OF TOTAL INVESTMENTS)

          750   Bristol, Virginia, General Obligation Utility System Revenue         11/12 at 102.00         AAA            807,195
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
        1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R          1,193,325
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,530,279

          500   Dinwiddie County Industrial Development Authority, Virginia,          2/07 at 102.00         N/R            521,995
                 Lease Revenue Bonds, Dinwiddie County School Facilities,
                 Series 1997A, 6.000%, 2/01/18

        1,000   Dinwiddie County Industrial Development Authority, Virginia,          2/14 at 100.00         AAA          1,088,700
                 Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/16 -
                 MBIA Insured

                Fairfax County Economic Development Authority, Virginia, Lease
                Revenue Bonds, Laurel Hill Public Facilities Project, Series 2003:
        2,260    5.000%, 6/01/14                                                      6/13 at 101.00         AA+          2,479,310
        2,165    5.000%, 6/01/22                                                      6/13 at 101.00         AA+          2,273,618

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 102.00          AA          1,138,970
                 Parking Revenue Bonds, Vienna II Metrorail Station Project,
                 1999 First Series, 6.000%, 9/01/18

        1,660   Front Royal and Warren County Industrial Development                  4/14 at 100.00         AAA          1,768,863
                 Authority, Virginia, Lease Revenue Bonds, Series 2004B,
                 5.000%, 4/01/18 - FSA Insured

                Greater Richmond Convention Center Authority, Virginia, Hotel
                Tax Revenue Bonds, Convention Center Expansion Project, Series 2000:
          600    6.125%, 6/15/25                                                      6/10 at 101.00          A-            672,126
        2,000    6.125%, 6/15/29                                                      6/10 at 101.00          A-          2,213,000

        1,200   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,386,600
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          2,038,480
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 -
                 FSA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          265    5.250%, 7/01/27                                                      7/12 at 100.00          A-            274,370
          320    5.250%, 7/01/36                                                      7/12 at 100.00          A-            328,602
          880    5.250%, 7/01/36 (Pre-refunded to 7/01/12)                            7/12 at 100.00          A-            973,465

        1,110   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,113,119
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 4.375%, 8/01/20 - AMBAC Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          2,301,180
                 Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24

        1,855   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+          2,036,809
                 Revenue Bonds, 21st Century College Program,
                 Series 2004A, 5.000%, 2/01/11


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+     $    2,078,600
                 Revenue Bonds, 21st Century College Program,
                 Series 2002A, 5.000%, 2/01/22

        2,250   Virginia Transportation Board, Transportation Revenue                   No Opt. Call         AA+          2,478,600
                 Bonds, Northern Virginia Transportation District Program,
                 Series 2004A, 5.000%, 5/15/14

        2,000   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+          2,204,100
                 Bonds, Series 2004B, 5.000%, 8/01/11

          875   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+            964,294
                 1997 Resolution, Series 2004C, 5.000%, 8/01/11
                 (WI, settling 12/08/04)

        2,000   Virginia Public School Authority, School Financing Bonds,             8/10 at 101.00         AA+          2,112,140
                 1997 Resolution, Series 2000B, 5.000%, 8/01/18

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
        1,120    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA          1,232,717
        3,060    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA          3,272,578

        1,740   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/11 at 101.00          AA          1,833,786
                 Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.6% (8.6% OF TOTAL INVESTMENTS)

        1,400   Metropolitan District of Columbia Airports Authority,                10/07 at 101.00         Aa3          1,438,878
                 Virginia, Airport System Revenue Bonds, Series 1997A,
                 5.375%, 10/01/23

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,067,960
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          530   Pocahontas Parkway Association, Virginia, Senior Lien                 8/08 at 102.00          BB            486,514
                 Revenue Bonds, Route 895 Connector Toll Road,
                 Series 1998A, 5.500%, 8/15/28

        2,500   Richmond Metropolitan Authority, Virginia, Revenue                      No Opt. Call         AAA          2,786,325
                 Refunding Bonds, Expressway System, Series 2002,
                 5.250%, 7/15/22 - FGIC Insured

        6,065   Virginia Port Authority, Revenue Bonds, Port Authority                7/07 at 101.00         AAA          6,327,675
                 Facilities, Series 1997, 5.600%, 7/01/27 (Alternative
                 Minimum Tax) - MBIA Insured

        2,000   Virginia Resources Authority, Airports Revolving Fund                 2/11 at 100.00         Aa2          2,102,100
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 9.8% (8.0% OF TOTAL INVESTMENTS)

          395   Arlington County Industrial Development Authority, Virginia,          7/05 at 102.00        A***            411,191
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 Housing Corporation, Series 1995, 5.700%, 7/01/07
                 (Pre-refunded to 7/01/05)

        1,380   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,490,386
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        3,000   Hampton Roads Regional Jail Authority, Virginia, Revenue              7/06 at 102.00         AAA          3,211,620
                 Bonds, Regional Jail Facility, Series 1996A,
                 5.500%, 7/01/24 (Pre-refunded to 7/01/06) -
                 MBIA Insured

                Hampton, Virginia, General Obligation Public Improvement
                Bonds, Series 2000:
          890    5.750%, 2/01/17 (Pre-refunded to 2/01/10)                            2/10 at 102.00       AA***          1,019,210
        2,000    6.000%, 2/01/20 (Pre-refunded to 2/01/10)                            2/10 at 102.00       AA***          2,313,060

        1,230   Middlesex County Industrial Development Authority, Virginia,          8/09 at 102.00         AAA          1,417,723
                 Lease Revenue Bonds, School Facilities Project, Series 1999,
                 6.000%, 8/01/24 (Pre-refunded to 8/01/09) - MBIA Insured

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,696,225
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          735   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00       A-***            813,064
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)

        2,250   Virginia College Building Authority, Educational Facilities           2/09 at 101.00         AA+          2,508,998
                 Revenue Bonds, 21st Century College Program, Series 2000,
                 6.000%, 2/01/20


                                       43


                        Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4% (7.8% OF TOTAL INVESTMENTS)

                Bristol, Virginia, Utility System Revenue Refunding Bonds,
                Series 2003:
$       1,705    5.250%, 7/15/14 - MBIA Insured                                       7/13 at 100.00         AAA     $    1,895,755
        1,800    5.250%, 7/15/15 - MBIA Insured                                       7/13 at 100.00         AAA          1,985,454
        2,775    5.250%, 7/15/23 - MBIA Insured                                       7/13 at 100.00         AAA          2,962,146

        2,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          2,785,350
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,500   Richmond, Virginia, Public Utility Revenue Refunding Bonds,           1/08 at 101.00         AAA          3,577,105
                 Series 1998A, 5.125%, 1/15/28 - FGIC Insured

                Richmond, Virginia, Public Utility Revenue Refunding Bonds,
                Series 2002:
          750    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA            766,275
        1,600    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,616,624


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.8% (10.9% OF TOTAL INVESTMENTS)

        2,000   Fairfax County Water Authority, Virginia, Water Revenue               4/10 at 101.00         AAA          2,192,660
                 Bonds, Series 2000, 5.625%, 4/01/25

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
        2,030    5.375%, 4/01/19                                                      4/12 at 100.00         AAA          2,230,057
        1,000    5.000%, 4/01/27                                                      4/12 at 100.00         AAA          1,021,170

        1,650   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,670,262
                 Refunding Bonds, Series 1999, 5.000%, 5/01/28

        6,200   Norfolk, Virginia, Water Revenue Bonds, Series 1995,                 11/05 at 102.00         AAA          6,522,524
                 5.875%, 11/01/20 - MBIA Insured

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA          1,364,732
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,431,805

        1,955   Rivanna Water and Sewerage Authority, Virginia, Regional             10/09 at 101.00         Aa3          2,117,614
                 Water and Sewerage System Revenue Bonds, Series 1999,
                 5.625%, 10/01/29

        2,250   Virginia Beach, Virginia, Storm Water Utility Revenue Bonds,          9/10 at 101.00         Aa3          2,569,208
                 Series 2000, 6.000%, 9/01/24

          500   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA            555,900
                 Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     186,295   Total Long-Term Investments (cost $187,901,804) - 145.0%                                                198,464,569
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,050   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,050,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,050   Total Short-Term Investments (cost $1,050,000)                                                            1,050,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $188,951,804) - 145.8%                                                          199,514,569
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                      1,162,715
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.6)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  136,877,284
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6% (3.1% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$         120    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $      120,761
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            785,935

        1,400   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,271,998
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.6% (9.1% OF TOTAL INVESTMENTS)

          500   Danville Industrial Development Authority, Virginia,                  3/11 at 102.00         N/R            505,965
                 Educational Facilities Revenue Bonds, Averett University
                 Project, Series 2001, 6.000%, 3/15/22

          500   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            508,125
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          850   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            897,337
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          160    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            165,600
          320    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            324,752

          375   Rockbridge County Industrial Development Authority, Virginia,           No Opt. Call          B2            355,808
                 Horse Center Revenue and Refunding Bonds, Series 2001B,
                 6.125%, 7/15/11

        1,000   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2            932,070
                 Horse Center Revenue and Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          700   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1            771,379
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        1,325   Virginia College Building Authority, Educational Facilities           9/10 at 100.00         AA+          1,404,990
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            514,710
                 Revenue Refunding Bonds, Marymount University,
                 Series 1998, 5.100%, 7/01/18 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.6% (12.4% OF TOTAL INVESTMENTS)

        1,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          1,040,460
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

        2,000   Fredericksburg Industrial Development Authority, Virginia,            6/07 at 102.00         AAA          2,146,180
                 Hospital Facilities Revenue Refunding Bonds, MediCorp
                 Health System Obligated Group, Series 1996,
                 5.250%, 6/15/16 - AMBAC Insured

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            504,030
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-            519,185
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

          535   Loudoun County Industrial Development Authority, Virginia,            6/05 at 102.00         AAA            553,671
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 1995, 5.800%, 6/01/26 - FSA Insured

          425   Loudoun County Industrial Development Authority, Virginia,            6/12 at 101.00         BBB            464,142
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 2002A, 6.000%, 6/01/22

        1,000   Lynchburg Industrial Development Authority, Virginia,                 1/08 at 101.00           A          1,018,950
                 Healthcare Facilities Revenue Refunding Bonds, Centra
                 Health Inc., Series 1998, 5.200%, 1/01/23

          575   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2            582,901
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33


                                       45


                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   Norfolk Industrial Development Authority, Virginia, Healthcare        8/07 at 102.00         AAA     $    1,036,370
                 Revenue Bonds, Bon Secours Health System, Series 1997,
                 5.250%, 8/15/26 - MBIA Insured

          800   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A            858,320
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.4% (3.0% OF TOTAL INVESTMENTS)

        1,000   Arlington County Industrial Development Authority, Virginia,         11/11 at 102.00         AAA          1,035,020
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 View Terrace Apartments, Series 2001, 5.150%, 11/01/31
                 (Alternative Minimum Tax) (Mandatory put 11/01/19)

        1,000   Virginia Housing Development Authority, Rental Housing               10/10 at 100.00         AA+          1,047,970
                 Bonds, Series 2000G, 5.625%, 10/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.1% (1.3% OF TOTAL INVESTMENTS)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,004,460
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.1% (0.0% OF TOTAL INVESTMENTS)

           50   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB             51,980
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.5% (1.7% OF TOTAL INVESTMENTS)

          500   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00         N/R            512,360
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31

          650   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R            682,383
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)

           25   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba3             24,235
                 Industrial Development Revenue Refunding Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax)

           20   Bedford County Industrial Development Authority, Virginia,           12/09 at 101.00         Ba3             20,710
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1999A, 6.550%, 12/01/25
                 (Alternative Minimum Tax)

          220   Goochland County Industrial Development Authority,                   12/08 at 101.00         Ba3            211,000
                 Virginia, Industrial Development Revenue Refunding Bonds,
                 Nekoosa Packaging Corporation Project, Series 1998,
                 5.650%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.2% (19.4% OF TOTAL INVESTMENTS)

          330   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            365,472
                 5.000%, 6/15/13

          300   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            332,583
                 5.000%, 12/15/11 (WI, settling 12/07/04)

        2,000   Chesterfield County, Virginia, General Obligation Public              1/11 at 100.00         AAA          2,097,200
                 Improvement Bonds, Series 2001, 5.000%, 1/15/21

        3,310   Leesburg, Virginia, General Obligation Public Improvement             1/11 at 101.00         AAA          3,500,259
                 Bonds, Series 2000, 5.125%, 1/15/21 - FGIC Insured

        1,540   Loudoun County, Virginia, General Obligation Public                   1/11 at 101.00         Aaa          1,649,525
                 Improvement Bonds, Series 2001B, 5.250%, 1/01/20

          845   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA            921,092
                 Series 2004C, 5.000%, 5/01/16

          320   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            339,408
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          500   Portsmouth, Virginia, General Obligation Bonds,                         No Opt. Call         AAA            551,855
                 Series 2003, 5.000%, 7/01/12 - FSA Insured

        1,300   Richmond, Virginia, General Obligation Refunding and Public           1/10 at 101.00         AAA          1,349,283
                 Improvement Bonds, Series 1999A, 5.125%, 1/15/24 -
                 FSA Insured

        2,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          2,542,321
                 Improvement Bonds, Series 2001, 5.000%, 6/01/21


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.8% (13.2% OF TOTAL INVESTMENTS)

$         310   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R     $      312,179
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            493,915
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

        1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,052,320
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

          960   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,099,584
                 Loan Notes, Series 1999A, 6.375%, 10/01/19

          500   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+            549,005
                 Revenue Bonds, 21st Century College Program, Series 2004A,
                 5.000%, 2/01/11

          500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+            519,650
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

          450   Virginia Transportation Board, Transportation Revenue                 5/07 at 101.00         AA+            477,945
                 Refunding Bonds, Northern Virginia Transportation District
                 Program, Series 1997B, 5.125%, 5/15/19

        1,000   Virginia Transportation Board, Transportation Revenue                   No Opt. Call         AA+          1,101,600
                 Bonds, Northern Virginia Transportation District Program,
                 Series 2004A, 5.000%, 5/15/14

          350   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            357,616
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

          750   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+            826,538
                 Bonds, Series 2004B, 5.000%, 8/01/11

          345   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+            380,207
                 1997 Resolution, Series 2004C, 5.000%, 8/01/11
                 (WI, settling 12/08/04)

        2,000   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,115,060
                 1997 Resolution, Series 2001A, 5.000%, 8/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 24.2% (16.1% OF TOTAL INVESTMENTS)

        1,750   Capital Region Airport Authority, Richmond, Virginia,                 7/05 at 102.00         AAA          1,815,292
                 Airport Revenue Bonds, International Airport Projects,
                 Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

        1,000   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,131,100
                 General Resolution Revenue Refunding Bonds, Series 1998,
                 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA          3,091,140
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/27
                 (Alternative Minimum Tax) - MBIA Insured

          250   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA            259,250
                 System Revenue Bonds, Series 2001B, 5.000%, 10/01/21 -
                 MBIA Insured

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,525,485
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call          BB             25,178
          200    5.250%, 8/15/07                                                        No Opt. Call          BB            201,680
          200    5.500%, 8/15/28                                                      8/08 at 102.00          BB            183,590

          500   Richmond Metropolitan Authority, Virginia, Revenue                      No Opt. Call         AAA            557,265
                 Refunding Bonds, Expressway System, Series 2002,
                 5.250%, 7/15/22 - FGIC Insured

        1,225   Virginia Resources Authority, Airports Revolving Fund                 2/11 at 100.00         Aa2          1,287,536
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airports Revolving Fund                 2/11 at 100.00         Aa2          1,261,150
                 Revenue Bonds, Series 2001B, 5.125%, 8/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 12.9% (8.6% OF TOTAL INVESTMENTS)

        1,000   Bristol, Virginia, Utility System Revenue Refunding Bonds,            7/11 at 102.00         AAA          1,070,910
                 Series 2001, 5.000%, 7/15/21 - FSA Insured

          550   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            593,995
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)


                                       47


                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$       1,000   Newport News, Virginia, General Obligation Bonds,                     5/10 at 102.00       AA***     $    1,142,410
                 Series 2000A, 5.625%, 5/01/16 (Pre-refunded to 5/01/10)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,500    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,620,990
        1,500    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,617,735


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.2% (4.8% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          1,114,140
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        1,725   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-          1,747,080
                 Refunding Bonds, Series 1995Z, 5.250%, 7/01/21

          500   Richmond, Virginia, Public Utility Revenue Refunding                  1/12 at 100.00         AAA            510,850
                 Bonds, Series 2002, 5.000%, 1/15/27 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.6% (6.4% OF TOTAL INVESTMENTS)

        2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          2,075,460
                 Refunding Bonds, Series 1999, 5.000%, 5/01/22

          520   Prince William County Service Authority, Virginia, Water              7/09 at 101.00         AAA            573,362
                 and Sewerage System Revenue Bonds, Series 1999,
                 5.500%, 7/01/19 - FGIC Insured

        1,680   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA          1,836,896
                 Fund Revenue Bonds, Series 2000, 5.400%, 10/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      66,810   Total Long-Term Investments (cost $67,491,270) - 149.3%                                                  70,050,868
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

          400   Puerto Rico Government Development Bank, Adjustable                                          A-1            400,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         400   Total Short-Term Investments (cost $400,000)                                                                400,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $67,891,270) - 150.2%                                                            70,450,868
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        460,486
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.2)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   46,911,354
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.3% (0.9% OF TOTAL INVESTMENTS)

$       1,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,122,806
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.5% (6.5% OF TOTAL INVESTMENTS)

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,055,190
                 Revenue Bonds, National Wildlife Federation Project,
                 Series 1999, 5.375%, 9/01/29 - MBIA Insured

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,016,250
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

        3,000   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00         BBB          3,120,450
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez
                 University System, Series 2002, 5.375%, 12/01/21

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1          1,101,970
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        2,000   Winchester Industrial Development Authority, Virginia,               10/08 at 102.00         AAA          2,079,660
                 Educational Facilities First Mortgage Revenue Bonds,
                 Shenandoah University, Series 1998, 5.250%, 10/01/28 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.0% (14.2% OF TOTAL INVESTMENTS)

        1,500   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          1,523,475
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        1,215   Danville Industrial Development Authority, Virginia,                    No Opt. Call         AAA          1,335,006
                 Hospital Revenue Bonds, Danville Regional Medical Center,
                 Series 1998, 5.200%, 10/01/18 - AMBAC Insured

        3,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          3,121,380
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

          675   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            680,441
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,038,370
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,000   Loudoun County Industrial Development Authority, Virginia,            6/05 at 102.00         AAA          1,034,900
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 1995, 5.800%, 6/01/26 - FSA Insured

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          250    6.000%, 6/01/22                                                      6/12 at 101.00         BBB            273,025
          600    6.100%, 6/01/32                                                      6/12 at 101.00         BBB            643,806

        1,155   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,170,870
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

        1,000   Medical College of Virginia Hospitals Authority, General              7/08 at 102.00         AAA          1,089,500
                 Revenue Bonds, Series 1998, 5.250%, 7/01/14 - MBIA Insured

        1,200   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A          1,287,480
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured

        1,000   Prince William County Industrial Development Authority,              10/08 at 102.00         Aaa          1,039,760
                 Virginia, Hospital Facility Revenue Refunding Bonds, Potomac
                 Hospital Corporation of Prince William, Series 1998,
                 5.000%, 10/01/18 - FSA Insured

        3,915   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          4,222,797
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/20 - MBIA Insured


                                       49


                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                               Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.5% (5.8% OF TOTAL INVESTMENTS)

$       7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA     $    7,518,383
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

          165   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00         N/R            169,079
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31

        1,350   James City County Industrial Development Authority,                   3/12 at 101.00         N/R          1,417,257
                 Virginia, Residential Care Facility First Mortgage Revenue
                 Refunding Bonds, Williamburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.5% (0.4% OF TOTAL INVESTMENTS)

           40   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba3             38,776
                 Industrial Development Revenue Refunding Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax)

          460   Goochland County Industrial Development Authority,                   12/08 at 101.00         Ba3            441,181
                 Virginia, Industrial Development Revenue Refunding
                 Bonds, Nekoosa Packaging Corporation Project,
                 Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.9% (23.7% OF TOTAL INVESTMENTS)

          600   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            664,494
                 5.000%, 6/15/13

          540   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            598,649
                 5.000%, 12/15/11 (WI, settling 12/07/04)

        1,750   Chesapeake, Virginia, General Obligation Public Improvement          12/11 at 100.00          AA          1,953,052
                 Refunding Bonds, Series 2001, 5.500%, 12/01/16

        1,000   Fairfax County, Virginia, General Obligation Refunding and            6/10 at 101.00         AAA          1,051,680
                 Improvement Bonds, Series 2002, 5.000%, 6/01/20

        1,730   Loudoun County, Virginia, General Obligation Public                  11/11 at 101.00         Aaa          1,785,204
                 Improvement Bonds, Series 2001C, 4.500%, 11/01/17

          540   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            575,980
                  Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,840   Newport News, Virginia, General Obligation Bonds,                     7/13 at 100.00          AA          1,945,800
                 General Improvement and Water Projects, Series 2002A,
                 5.000%, 7/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                    11/13 at 100.00          AA          1,047,220
                 Series 2003B, 5.000%, 11/01/22

          565   Portsmouth, Virginia, General Obligation Public Utility               6/08 at 100.00         AAA            592,651
                 Refunding Bonds, Series 2001B, 5.000%, 6/01/21 -
                 FGIC Insured

        1,500   Portsmouth, Virginia, General Obligation Bonds, Series 2003,            No Opt. Call         AAA          1,655,565
                 5.000%, 7/01/12 - FSA Insured

                Powhatan County, Virginia, General Obligation Bonds,
                Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            682,942
        1,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          1,020,540

        1,000   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,058,290
                 5.000%, 7/15/21 - FSA Insured

                Roanoke, Virginia, General Obligation Public Improvement
                Bonds, Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,570,568
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,596,879

        1,280   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00         AAA          1,376,883
                 Bonds, Series 2002B, 5.000%, 10/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

                Salem, Virginia, General Obligation Public Improvement
                Bonds, Series 2002:
        1,145    5.375%, 1/01/21                                                      1/12 at 100.00         Aa3          1,227,761
        1,200    5.375%, 1/01/22                                                      1/12 at 100.00         Aa3          1,282,944
        1,260    5.375%, 1/01/23                                                      1/12 at 100.00         Aa3          1,343,916
        1,325    5.375%, 1/01/24                                                      1/12 at 100.00         Aa3          1,410,741

        1,000   Staunton, Virginia, General Obligation Bonds, Series 2004,            2/14 at 101.00         AAA          1,178,600
                 6.250%, 2/01/25 - AMBAC Insured

        1,500   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          1,584,810
                 Improvement Bonds, Series 2001, 5.000%, 6/01/19

        1,420   Virginia Beach, Virginia, General Obligation Refunding                3/12 at 100.00         AA+          1,492,846
                 and Public Improvement Bonds, Series 2002,
                 5.000%, 3/01/21


                                       50

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.4% (19.1% OF TOTAL INVESTMENTS)

$         573   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R     $      577,028
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        1,000   Bristol, Virginia, General Obligation Utility System Revenue         11/12 at 102.00         AAA          1,076,260
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            987,830
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

        1,800   Loudoun County Industrial Development Authority, Virginia,            3/13 at 100.00          AA          1,902,654
                 Lease Revenue Refunding Bonds, Public Facility Project,
                 Series 2003, 5.000%, 3/01/19

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            808,850
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

          400   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00          A-            414,144
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27

          455   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            476,062
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

        1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,052,320
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+          1,098,010
                 Revenue Bonds, 21st Century College Program,
                 Series 2004A, 5.000%, 2/01/11

        1,790   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          1,860,347
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

                Virginia Transportation Board, Transportation Revenue Bonds,
                U.S. Route 58 Corridor Development Program, Series 2001B:
        1,705    5.000%, 5/15/22                                                      5/11 at 100.00         AA+          1,765,323
        1,665    5.000%, 5/15/23                                                      5/11 at 100.00         AA+          1,717,298

        1,000   Virginia Transportation Board, Transportation Revenue Bonds,            No Opt. Call         AA+          1,101,600
                 Northern Virginia Transportation District Program,
                 Series 2004A, 5.000%, 5/15/14

        1,710   Virginia Transportation Board, Transportation Revenue Bonds,          5/11 at 100.00         AA+          1,738,728
                 Northern Virginia Transportation District Program,
                 Series 2001A, 5.000%, 5/15/26

          690   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            705,014
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

        1,710   Virginia Public Building Authority, Public Facilities Revenue         8/08 at 100.00         AAA          1,798,732
                 Bonds, Series 1999A, 5.000%, 8/01/19 - MBIA Insured

        1,000   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+          1,102,050
                 Bonds, Series 2004B, 5.000%, 8/01/11

          570   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+            628,169
                 1997 Resolution, Series 2004C, 5.000%, 8/01/11
                 (WI, settling 12/08/04)

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,686,126
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

        1,265   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/10 at 101.00          AA          1,286,821
                 Pooled Loan Bond Program, Series 2001D, 5.000%, 5/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.3% (3.6% OF TOTAL INVESTMENTS)

        2,500   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          2,725,550
                 General Resolution Revenue Bonds, Series 2001B,
                 5.000%, 7/01/09 - FGIC Insured

        1,000   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA          1,012,090
                 System Revenue Bonds, Series 2002A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call          BB             25,178
          300    5.250%, 8/15/07                                                        No Opt. Call          BB            302,520
          325    5.500%, 8/15/28                                                      8/08 at 102.00          BB            298,334

          300   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2            323,982
                 Bonds, Series 2001A, 5.250%, 8/01/17


                                       51


                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.4% (8.6% OF TOTAL INVESTMENTS)

$       6,250   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA     $    6,740,563
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,100   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00       A-***          1,216,831
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27 (Pre-refunded to 7/01/12)

        1,345   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00     BBB+***          1,514,914
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)

        1,000   Virginia College Building Authority, Educational Facilities           8/07 at 101.00      AA+***          1,071,130
                 Revenue Bonds, 21st Century College Program, Series 1998,
                 5.000%, 8/01/13 (Pre-refunded to 8/01/07)

          500   Virginia Public Building Authority, Public Facilities Revenue         8/10 at 100.00      AA+***            557,370
                 Bonds, Series 2000A, 5.750%, 8/01/20 (Pre-refunded
                 to 8/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.6% (5.1% OF TOTAL INVESTMENTS)

        2,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          2,228,280
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration
                 LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,256,469
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,110   Russell County Industrial Development Authority, Virginia,           11/08 at 101.00         AAA          1,165,267
                 Pollution Control Revenue Bonds, Appalachian Power
                 Company, Series 1998H, 5.000%, 11/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.8% (10.8% OF TOTAL INVESTMENTS)

        1,000   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA          1,021,170
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and Sewer
                Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,141,260
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,438,870

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA          1,198,941
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,255,605
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,498,300
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,570,306

          500   Virginia Beach, Virginia, Water and Sewerage System                   8/10 at 100.00          AA            544,380
                 Revenue Bonds, Series 2000, 5.125%, 8/01/14

        2,250   Virginia Resources Authority, Water and Sewerage System               5/11 at 101.00          AA          2,271,780
                 Revenue Bonds, Caroline County Public Improvements
                 Project, Series 2001, 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     122,413   Total Long-Term Investments (cost $124,083,213) - 147.0%                                                129,402,283
=============-----------------------------------------------------------------------------------------------------------------------



                                       52

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.1 OF TOTAL INVESTMENTS)

$         150   Puerto Rico Government Development Bank, Adjustable                                          A-1     $      150,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         150   Total Short-Term Investments (cost $150,000)                                                                150,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $124,233,213) - 147.2%                                                          129,552,283
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                        469,975
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.7)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   88,022,258
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                                NOTIONAL   EFFECTIVE     TERMINATION   APPRECIATION
                                                                                  AMOUNT        DATE(2)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated August 4, 2004, to pay semi-annually the notional amount multiplied by 5.660% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                    $2,200,000     2/16/05         2/16/35      $ (76,430)

Agreement with Morgan Stanley dated August 5, 2004, to pay quarterly the notional amount multiplied by 4.337% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association)
Municipal Swap Index for the quarter.                                          1,200,000    12/09/04        12/09/24        (16,936)

Agreement with Morgan Stanley dated August 10, 2004, to pay semi-annually the notional amount multiplied by 5.489% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                                     1,500,000     1/14/05         1/14/35        (17,791)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(111,157)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2004 (Unaudited)
                                                                        MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $223,561,250, $89,131,924,
   $90,790,435 and $113,500,236, respectively)                      $231,499,251      $91,713,730       $93,920,002    $115,224,249
Cash                                                                     464,772          177,384           195,688         262,571
Receivables:
   Interest                                                            4,100,971        1,586,068         1,513,485       1,641,336
   Investments sold                                                       40,000          651,210                --              --
Other assets                                                              23,625            4,881               776             907
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   236,128,619       94,133,273        95,629,951     117,129,063
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                        816,305          316,520           322,072         405,369
Forward swaps, at value                                                       --           54,986            50,100         131,435
Accrued expenses:
   Management fees                                                       123,701           26,557            26,995          31,138
   Other                                                                  53,043           19,770            36,407          26,886
Preferred share dividends payable                                         17,530            1,377                --           8,237
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                1,010,579          419,210           435,574         603,065
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                79,100,000       32,000,000        32,000,000      39,000,000
====================================================================================================================================
Net assets applicable to Common shares                              $156,018,040      $61,714,063       $63,194,377    $ 77,525,998
====================================================================================================================================
Common shares outstanding                                             10,599,583        4,163,990         4,171,390       5,359,275
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares, divided
   by Common shares outstanding)                                    $      14.72      $     14.82       $     15.15    $      14.47
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    105,996      $    41,640       $    41,714    $     53,593
Paid-in surplus                                                      147,172,785       59,062,544        59,169,374      75,640,938
Undistributed net investment income                                    1,523,970          570,921           638,053         206,633
Accumulated net realized gain (loss) from investments                   (722,712)        (487,862)          265,769          32,256
Net unrealized appreciation (depreciation) of investments and
   forward swap transactions                                           7,938,001        2,526,820         3,079,467       1,592,578
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $156,018,040      $61,714,063       $63,194,377    $ 77,525,998
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $188,951,804, $67,891,270
   and $124,233,213, respectively)                                                  $199,514,569       $70,450,868     $129,552,283
Cash                                                                                     284,976           165,082          125,466
Receivables:
   Interest                                                                            2,949,985         1,048,987        1,758,905
   Investments sold                                                                       50,050                --               --
Other assets                                                                              15,212             4,798            1,718
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   202,814,792        71,669,735      131,438,372
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                      1,978,453           718,523        1,236,885
Forward swaps, at value                                                                       --                --          111,157
Accrued expenses:
   Management fees                                                                       105,942            20,077           36,816
   Other                                                                                  44,152            16,102           31,256
Preferred share dividends payable                                                          8,961             3,679               --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                2,137,508           758,381        1,416,114
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                63,800,000        24,000,000       42,000,000
====================================================================================================================================
Net assets applicable to Common shares                                              $136,877,284       $46,911,354     $ 88,022,258
====================================================================================================================================
Common shares outstanding                                                              8,856,081         3,122,238        5,701,760
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                          $      15.46       $     15.02     $      15.44
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     88,561       $    31,222     $     57,018
Paid-in surplus                                                                      124,516,244        44,259,626       80,922,386
Undistributed net investment income                                                    1,449,264           447,918          711,182
Accumulated net realized gain (loss) from investments                                    260,450          (387,010)       1,123,759
Net unrealized appreciation (depreciation) of investments
   and forward swap transactions                                                      10,562,765         2,559,598        5,207,913
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $136,877,284       $46,911,354     $ 88,022,258
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2004 (Unaudited)
                                                                        MARYLAND         MARYLAND          MARYLAND        MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)           (NWI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $5,869,668       $2,298,541        $2,218,625      $2,587,417
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          751,698          302,859           307,512         375,934
Preferred shares - auction fees                                           99,146           40,110            40,110          48,883
Preferred shares - dividend disbursing agent fees                         10,027            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                           15,483            1,212               658             610
Custodian's fees and expenses                                             29,473           13,284            13,962          14,986
Trustees' fees and expenses                                                4,066            1,660             1,745           1,865
Professional fees                                                          8,048            5,475             5,359           5,889
Shareholders' reports - printing and mailing expenses                     18,124            6,830             7,597          10,597
Stock exchange listing fees                                                5,518              177               178             229
Investor relations expense                                                14,607            3,336             7,328           6,463
Other expenses                                                             9,166            5,636             5,621           5,215
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                 965,356          385,593           395,084         475,685
   Custodian fee credit                                                   (4,728)          (3,467)           (2,347)         (3,419)
   Expense reimbursement                                                      --         (140,667)         (142,829)       (186,251)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             960,628          241,459           249,908         286,015
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4,909,040        2,057,082         1,968,717       2,301,402
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                       192,080           98,559            55,481           5,680
Change in net unrealized appreciation (depreciation)
   of investments                                                      4,816,279        1,649,629         2,097,184       3,282,740
Change in net unrealized appreciation (depreciation)
   of forward swap transactions                                               --          (54,986)          (50,100)       (131,435)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              5,008,359        1,693,202         2,102,565       3,156,985
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (403,220)        (146,337)         (141,863)       (195,212)
From accumulated net realized gains from investments                          --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (403,220)        (146,337)         (141,863)       (195,212)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                             $9,514,179       $3,603,947        $3,929,419      $5,263,175
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $4,998,888        $1,752,822       $3,075,804
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          642,819           227,982          418,411
Preferred shares - auction fees                                                           79,969            30,082           52,644
Preferred shares - dividend disbursing agent fees                                         10,027             5,014            5,014
Shareholders' servicing agent fees and expenses                                           12,676               737              974
Custodian's fees and expenses                                                             23,232            10,960           17,316
Trustees' fees and expenses                                                                3,070             1,204            2,014
Professional fees                                                                          8,006             5,013            6,048
Shareholders' reports - printing and mailing expenses                                     15,281             5,635            8,761
Stock exchange listing fees                                                                5,534               133              243
Investor relations expense                                                                12,416             4,500           10,447
Other expenses                                                                             7,176             5,410            6,195
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                                 820,206           296,670          528,067
   Custodian fee credit                                                                   (4,025)           (2,915)          (3,942)
   Expense reimbursement                                                                      --          (105,890)        (194,465)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             816,181           187,865          329,660
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  4,182,707         1,564,957        2,746,144
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                       648,927           218,236          400,163
Change in net unrealized appreciation (depreciation)
   of investments                                                                      3,963,642         1,693,924        3,391,086
Change in net unrealized appreciation (depreciation)
   of forward swap transactions                                                               --                --         (111,157)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              4,612,569         1,912,160        3,680,092
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (290,842)         (106,531)        (182,549)
From accumulated net realized gains from investments                                          --                --           (8,047)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                         (290,842)         (106,531)        (190,596)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $8,504,434        $3,370,586       $6,235,640
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                        MARYLAND PREMIUM                    MARYLAND DIVIDEND                 MARYLAND DIVIDEND
                                          INCOME (NMY)                       ADVANTAGE (NFM)                  ADVANTAGE 2 (NZR)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/04          5/31/04          11/30/04           5/31/04         11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 4,909,040     $ 10,156,311       $ 2,057,082       $ 4,218,418      $ 1,968,717     $ 4,014,581
Net realized gain (loss) from
   investments                        192,080        1,568,621            98,559           (29,789)          55,481         323,150
Change in net unrealized
   appreciation (depreciation)
   of investments                   4,816,279      (10,232,161)        1,649,629        (4,437,544)       2,097,184      (4,844,253)
Change in net unrealized
   appreciation (depreciation)
   of forward swap transactions            --               --           (54,986)               --          (50,100)             --
Distributions to
   Preferred Shareholders:
   From net investment income        (403,220)        (599,393)         (146,337)         (223,126)        (141,863)       (251,576)
   From accumulated net
     realized gains
     from investments                      --               --                --                --               --          (7,701)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  9,514,179          893,378         3,603,947          (472,041)       3,929,419        (765,799)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (4,830,744)      (9,643,203)       (1,960,831)       (3,881,861)      (1,826,905)     (3,627,102)
From accumulated net
   realized gains
   from investments                        --               --                --                --               --         (77,957)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders          (4,830,744)      (9,643,203)       (1,960,831)       (3,881,861)      (1,826,905)     (3,705,059)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --             1,664               --           3,771
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    227,808          441,548            29,625            55,602           11,541          43,133
Preferred shares offering costs            --               --                --                --           16,302          (1,870)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                 227,808          441,548            29,625            57,266           27,843          45,034
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      4,911,243       (8,308,277)        1,672,741        (4,296,636)       2,130,357      (4,425,824)
Net assets applicable to Common
   shares at the beginning
   of period                      151,106,797      159,415,074        60,041,322        64,337,958       61,064,020      65,489,844
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $156,018,040     $151,106,797       $61,714,063       $60,041,322      $63,194,377     $61,064,020
====================================================================================================================================
Undistributed net investment
   income at the end of period   $  1,523,970     $  1,848,894       $   570,921       $   621,007      $   638,053     $   638,104
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       58

                                       MARYLAND DIVIDEND                   VIRGINIA PREMIUM                    VIRGINIA DIVIDEND
                                        ADVANTAGE 3 (NWI)                     INCOME (NPV)                      ADVANTAGE (NGB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/04          5/31/04          11/30/04           5/31/04         11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,301,402      $ 4,664,021       $ 4,182,707       $ 8,615,487      $ 1,564,957     $ 3,184,343
Net realized gain (loss) from
   investments                          5,680          419,773           648,927         1,376,071          218,236         134,876
Change in net unrealized
   appreciation (depreciation)
   of investments                   3,282,740       (5,940,325)        3,963,642       (10,254,013)       1,693,924      (3,401,688)
Change in net unrealized
   appreciation (depreciation)
   of forward
   swap transactions                 (131,435)              --                --                --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income        (195,212)        (329,706)         (290,842)         (443,213)        (106,531)       (168,056)
   From accumulated net
     realized gains
     from investments                      --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares
   from operations                  5,263,175       (1,186,237)        8,504,434          (705,668)       3,370,586        (250,525)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,106,195)      (4,211,017)       (4,035,153)       (8,044,962)      (1,470,306)     (2,910,545)
From accumulated net
   realized gains
   from investments                        --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders             (2,106,195)      (4,211,017)       (4,035,153)       (8,044,962)      (1,470,306)     (2,910,545)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --                --               --           1,664
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions         --           72,758           285,644           649,807           22,751          46,219
Preferred shares offering costs            --           (6,570)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                      --           66,188           285,644           649,807           22,751          47,883
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      3,156,980       (5,331,066)        4,754,925        (8,100,823)       1,923,031      (3,113,187)
Net assets applicable to Common
   shares at the beginning
   of period                       74,369,018       79,700,084       132,122,359       140,223,182       44,988,323      48,101,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $77,525,998      $74,369,018      $136,877,284      $132,122,359      $46,911,354     $44,988,323
====================================================================================================================================
Undistributed net investment
   income at the end of period    $   206,633      $   206,638      $  1,449,264      $  1,592,552      $   447,918     $   459,798
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                                             VIRGINIA DIVIDEND
                                                                                                             ADVANTAGE 2 (NNB)
                                                                                                        ----------------------------
                                                                                                         SIX MONTHS
                                                                                                              ENDED      YEAR ENDED
                                                                                                           11/30/04         5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 2,746,144     $ 5,615,166
Net realized gain (loss) from
   investments                                                                                              400,163         729,712
Change in net unrealized appreciation
   (depreciation) of investments                                                                          3,391,086      (7,681,558)
Change in net unrealized appreciation
   (depreciation) of forward swap transactions                                                             (111,157)             --
Distributions to Preferred Shareholders:
   From net investment income                                                                              (182,549)       (320,789)
   From accumulated net realized gains
     from investments                                                                                        (8,047)        (24,663)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                        6,235,640      (1,682,132)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                               (2,547,713)     (5,062,594)
From accumulated net realized gains
   from investments                                                                                              --        (268,662)
------------------------------------------------------------------------------------------------------------------------------------
 Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                (2,547,713)     (5,331,256)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                              --           2,456
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                                           85,996         193,934
Preferred shares offering costs                                                                                  --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                                        85,996         196,390
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                            3,773,923      (6,816,998)
Net assets applicable to Common
   shares at the beginning of period                                                                     84,248,335      91,065,333
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $88,022,258     $84,248,335
====================================================================================================================================
Undistributed net investment
   income at the end of period                                                                          $   711,182     $   695,300
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund
(NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, Maryland Premium Income (NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) had outstanding when-issued purchase commitments of $816,305, $316,520, $322,072, $405,369, $1,978,453, $718,523 and $1,236,885, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Number of shares:
   Series M                             --       1,280           --           --
   Series T                             --          --           --        1,560
   Series W                          1,404          --           --           --
   Series TH                         1,760          --           --           --
   Series F                             --          --        1,280           --
--------------------------------------------------------------------------------
Total                                3,164       1,280        1,280        1,560
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --           --        1,680
   Series T                                        832           --           --
   Series W                                         --          960           --
   Series TH                                     1,720           --           --
   Series F                                         --           --           --
--------------------------------------------------------------------------------
Total                                            2,552          960        1,680
================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                 MARYLAND PREMIUM          MARYLAND DIVIDEND         MARYLAND DIVIDEND
                                   INCOME (NMY)             ADVANTAGE (NFM)           ADVANTAGE 2 (NZR)
                             ----------------------------------------------------------------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                               11/30/04      5/31/04      11/30/04      5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued
     to shareholders
     due to reinvestment of
     distributions               14,792       27,206         1,871        3,448          749        2,757
=========================================================================================================
                                 MARYLAND DIVIDEND          VIRGINIA PREMIUM          VIRGINIA DIVIDEND
                                 ADVANTAGE 3 (NWI)            INCOME (NPV)             ADVANTAGE (NGB)
                             ----------------------------------------------------------------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                               11/30/04       5/31/04     11/30/04      5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued
     to shareholders
     due to reinvestment of
     distributions                   --        4,992        17,777       37,945        1,413        2,763
=========================================================================================================
                                                                                     VIRGINIA DIVIDEND
                                                                                      ADVANTAGE 2 (NNB)
                                                                                  -----------------------
                                                                                  SIX MONTHS
                                                                                       ENDED   YEAR ENDED
                                                                                    11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares issued
     to shareholders
     due to reinvestment of
     distributions                                                                     5,492       11,856
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2004, were as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Purchases                      $ 9,308,022  $5,461,923  $ 5,489,787   $8,170,298
Sales and maturities            10,515,381   5,740,362    5,529,663    7,198,221
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Purchases                                  $21,245,176   $5,297,252   $7,345,809
Sales and maturities                        20,172,727    4,618,497    5,659,239
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                                MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                 PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                  INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                   (NMY)        (NFM)        (NZR)         (NWI)
--------------------------------------------------------------------------------
Cost of investments         $223,310,811  $89,115,747  $90,769,717  $113,489,911
================================================================================

                                             VIRGINIA     VIRGINIA      VIRGINIA
                                              PREMIUM     DIVIDEND      DIVIDEND
                                               INCOME    ADVANTAGE   ADVANTAGE 2
                                                (NPV)        (NGB)         (NNB)
--------------------------------------------------------------------------------
Cost of investments                      $188,734,407  $67,873,402  $124,194,892
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                                          MARYLAND     MARYLAND     MARYLAND     MARYLAND
                                                           PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                            INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                             (NMY)        (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                       $10,115,375   $2,952,418   $3,383,029    $2,207,885
   Depreciation                                        (1,926,935)    (354,435)    (232,744)     (473,547)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments            $ 8,188,440   $2,597,983   $3,150,285    $1,734,338
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $11,261,296   $2,888,409   $5,543,474
   Depreciation                                                        (481,134)    (310,943)    (186,083)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          $10,780,162   $2,577,466   $5,357,391
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                    $2,321,516    $939,005     $928,321     $554,960
Undistributed net ordinary income **                             --          --       17,253           --
Undistributed net long-term capital gains                        --          --      193,076       19,686
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                $2,052,978     $695,451   $1,099,704
Undistributed net ordinary income **                                     20,262           --           --
Undistributed net long-term capital gains                                    --           --      731,643
=========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared May 3, 2004, paid on June 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,234,475  $4,085,826   $3,868,426   $4,538,274
Distributions from net ordinary income **                        --          --           --           --
Distributions from net long-term capital gains                   --          --       85,658           --
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $8,481,892   $3,063,648   $5,362,717
Distributions from net ordinary income **                                    --           --       83,459
Distributions from net long-term capital gains                               --           --      209,866
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At May 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                  MARYLAND    MARYLAND     VIRGINIA     VIRGINIA
                                   PREMIUM    DIVIDEND      PREMIUM     DIVIDEND
                                    INCOME   ADVANTAGE       INCOME    ADVANTAGE
                                     (NMY)       (NFM)        (NPV)        (NGB)
--------------------------------------------------------------------------------
Expiration year:
   2005                           $144,358   $      --     $140,749    $      --
   2006                                 --          --           --           --
   2007                                 --          --           --           --
   2008                            332,070          --      250,767           --
   2009                            317,048       9,875           --      186,152
   2010                                 --      37,159           --      104,197
   2011                                 --          --           --       32,605
   2012                                 --     430,282           --      282,292
--------------------------------------------------------------------------------
Total                             $793,476    $477,316     $391,516     $605,246
================================================================================

Maryland Dividend Advantage (NFM) elected to defer net realized losses from investments incurred from November 1, 2003 through May 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $109,105 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                           MARYLAND PREMIUM INCOME (NMY)
(INCLUDING NET ASSETS                              VIRGINIA PREMIUM INCOME (NPV)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MARYLAND DIVIDEND ADVANTAGE (NFM)
                                             MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
                                             MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
AVERAGE DAILY NET ASSETS                       VIRGINIA DIVIDEND ADVANTAGE (NGB)
(INCLUDING NET ASSETS                        VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                           MARYLAND PREMIUM INCOME (NMY)
(INCLUDING NET ASSETS                              VIRGINIA PREMIUM INCOME (NPV)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                               MARYLAND DIVIDEND ADVANTAGE (NFM)
                                             MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
                                             MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
AVERAGE DAILY NET ASSETS                       VIRGINIA DIVIDEND ADVANTAGE (NGB)
(INCLUDING NET ASSETS                        VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                  2007                      .32%
2003                        .32                   2008                      .24
2004                        .32                   2009                      .16
2005                        .32                   2010                      .08
2006                        .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2004, to shareholders of record on December 15, 2004, as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Dividend per share                  $.0760      $.0785       $.0730       $.0655
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Dividend per share                              $.0760       $.0785       $.0745
================================================================================

At the same time, the following Funds declared capital gains and ordinary income distributions as follows:

                                              MARYLAND     MARYLAND     VIRGINIA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                           ADVANTAGE 2  ADVANTAGE 3  ADVANTAGE 2
                                                 (NZR)        (NWI)        (NNB)
--------------------------------------------------------------------------------
Capital gains distributions per share           $.0575       $.0076       $.1878
Ordinary income distributions per share*         .0041           --           --
================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Adviser Merger

Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                               Less Distributions
                                  ----------------------------------------------------------------    ------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                   Net
                      Beginning                        Net      Investment         Capital            Investment    Capital
                         Common                  Realized/       Income to        Gains to             Income to   Gains to
                          Share          Net    Unrealized       Preferred       Preferred                Common     Common
                      Net Asset   Investment    Investment          Share-          Share-                Share-     Share-
                          Value       Income    Gain (Loss)        holders+        holders+    Total     holders    holders   Total
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                  $14.28        $ .46        $  .48           $(.04)            $--     $ .90       $(.46)      $ --   $(.46)
2004                      15.10          .96          (.81)           (.06)             --       .09        (.91)        --    (.91)
2003                      14.04         1.02          1.00            (.07)             --      1.95        (.89)        --    (.89)
2002                      13.83         1.03           .14            (.13)             --      1.04        (.83)        --    (.83)
2001                      12.83         1.03          1.01            (.25)             --      1.79        (.79)        --    (.79)
2000                      14.41         1.02         (1.58)           (.24)             --      (.80)       (.78)        --    (.78)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   14.43          .49           .41            (.04)             --       .86        (.47)        --    (.47)
2004                      15.47         1.01         (1.07)           (.05)             --      (.11)       (.93)        --    (.93)
2003                      14.18         1.04          1.18            (.08)             --      2.14        (.86)        --    (.86)
2002                      13.90         1.04           .22            (.14)             --      1.12        (.84)        --    (.84)
2001(b)                   14.33          .22          (.25)           (.05)             --      (.08)       (.21)        --    (.21)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   14.64          .47           .51            (.03)             --       .95        (.44)        --    (.44)
2004                      15.71          .96         (1.08)           (.06)             --      (.18)       (.87)      (.02)   (.89)
2003                      14.01          .97          1.62            (.09)             --      2.50        (.81)        --    (.81)
2002(c)                   14.33          .57          (.22)           (.06)             --       .29        (.46)        --    (.46)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   13.88          .43           .59            (.04)             --       .98        (.39)        --    (.39)
2004                      14.89          .87         (1.03)           (.06)             --      (.22)       (.79)        --    (.79)
2003(d)                   14.33          .52           .75            (.05)             --      1.22        (.46)        --    (.46)
====================================================================================================================================
                                                                        Total Returns
                                                                    --------------------
                                                                                 Based
                             Offering                                               on
                            Costs and       Ending                              Common
                            Preferred       Common                    Based      Share
                                Share        Share        Ending         on        Net
                         Underwriting    Net Asset        Market     Market      Asset
                            Discounts        Value         Value      Value**    Value**
========================================================================================
MARYLAND PREMIUM
INCOME (NMY)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                          $ --       $14.72      $15.9900      13.92%      6.33%
2004                               --        14.28       14.4500     (10.77)       .64
2003                               --        15.10       17.1500      15.22      14.33
2002                               --        14.04       15.7300       4.77       7.71
2001                               --        13.83       15.8500      26.24      14.18
2000                               --        12.83       13.2500      (7.22)     (5.57)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            --        14.82       15.0600      (0.61)      6.01
2004                               --        14.43       15.6200       2.99       (.69)
2003                              .01        15.47       16.0800       9.98      15.55
2002                               --        14.18       15.4400       1.98       8.21
2001(b)                          (.14)       13.90       15.9900       8.02      (1.53)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            --        15.15       15.1500       9.20       6.52
2004                               --        14.64       14.2800      (2.90)     (1.16)
2003                              .01        15.71       15.6000      12.71      18.39
2002(c)                          (.15)       14.01       14.6100        .52       1.01

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            --        14.47       13.5900       5.59       7.12
2004                               --        13.88       13.2400      (5.97)     (1.51)
2003(d)                          (.20)       14.89       14.9000       2.53       7.31
========================================================================================
                                                          Ratios/Supplemental Data
                       -----------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement        After Credit/Reimbursement***
                                       -----------------------------    --------------------------------
                                                      Ratio of Net                       Ratio of Net
                                         Ratio of       Investment        Ratio of         Investment
                            Ending       Expenses        Income to        Expenses          Income to
                               Net     to Average          Average      to Average            Average
                            Assets     Net Assets       Net Assets      Net Assets         Net Assets
                        Applicable     Applicable       Applicable      Applicable         Applicable       Portfolio
                         to Common      to Common        to Common       to Common          to Common        Turnover
                       Shares (000)        Shares++         Shares++        Shares++           Shares++          Rate
======================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   $156,018           1.24%*           6.30%*          1.23%*             6.31%*             4%
2004                       151,107           1.24             6.54            1.23               6.55              16
2003                       159,415           1.26             7.00            1.25               7.01              16
2002                       147,795           1.32             7.33            1.31               7.34              13
2001                       145,201           1.31             7.58            1.31               7.58               8
2000                       134,299           1.29             7.69            1.28               7.70              13

MARYLAND DIVIDEND
ADVANTAGE (NFM)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                     61,714           1.25*            6.20*            .78*              6.67*              6
2004                        60,041           1.24             6.34             .78               6.80              10
2003                        64,338           1.26             6.54             .79               7.01              12
2002                        58,925           1.35             6.81             .82               7.34              36
2001(b)                     57,740           1.17*            4.33*            .75*              4.75*             10

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                     63,194           1.25*            5.77*            .79*              6.23*              6
2004                        61,064           1.24             5.90             .78               6.36              11
2003                        65,490           1.26             6.07             .80               6.53              12
2002(c)                     58,370           1.22*            5.55*            .79*              5.99*             21

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                     77,526           1.23*            5.46*            .74*              5.95*              6
2004                        74,369           1.22             5.59             .73               6.08              15
2003(d)                     79,700           1.18*            5.01*            .70*              5.50*             13
======================================================================================================================
                             Preferred Shares at End of Period
                        ----------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market        Asset
                        Outstanding           Value     Coverage
                               (000)      Per Share    Per Share
================================================================
MARYLAND PREMIUM
INCOME (NMY)
----------------------------------------------------------------
Year Ended 5/31:
2005(a)                     $79,100         $25,000      $74,310
2004                         79,100          25,000       72,758
2003                         79,100          25,000       75,384
2002                         79,100          25,000       71,712
2001                         79,100          25,000       70,891
2000                         79,100          25,000       67,446

MARYLAND DIVIDEND
ADVANTAGE (NFM)
----------------------------------------------------------------
Year Ended 5/31:
2005(a)                      32,000          25,000       73,214
2004                         32,000          25,000       71,907
2003                         32,000          25,000       75,264
2002                         32,000          25,000       71,035
2001(b)                      32,000          25,000       70,109

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
----------------------------------------------------------------
Year Ended 5/31:
2005(a)                      32,000          25,000       74,371
2004                         32,000          25,000       72,706
2003                         32,000          25,000       76,164
2002(c)                      32,000          25,000       70,601

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
----------------------------------------------------------------
Year Ended 5/31:
2005(a)                      39,000          25,000       74,696
2004                         39,000          25,000       72,672
2003(d)                      39,000          25,000       76,090
================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2004.
(b) For the period January 23, 2001 (commencement of operations) through May 31, 2001.
(c) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(d) For the period September 25, 2002 (commencement of operations) through May 31, 2003.


                                 See accompanying notes to financial statements.

                                  70-71 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                              Less Distributions
                                  ----------------------------------------------------------------    ------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                 Net
                      Beginning                        Net      Investment         Capital          Investment      Capital
                         Common                  Realized/       Income to        Gains to           Income to     Gains to
                          Share          Net    Unrealized       Preferred       Preferred              Common       Common
                      Net Asset   Investment    Investment          Share-          Share-              Share-       Share-
                          Value       Income    Gain (Loss)        holders+        holders+  Total     holders      holders   Total
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                  $14.95        $ .47        $  .53           $(.03)           $ --   $ .97       $(.46)        $ --   $(.46)
2004                      15.93          .97          (.99)           (.05)             --    (.07)       (.91)          --    (.91)
2003                      14.69         1.00          1.21            (.07)             --    2.14        (.90)          --    (.90)
2002                      14.59         1.04           .03            (.11)             --     .96        (.86)          --    (.86)
2001                      13.36         1.08          1.21            (.25)             --    2.04        (.81)          --    (.81)
2000                      14.89         1.07         (1.52)           (.24)             --    (.69)       (.84)          --    (.84)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   14.42          .50           .60            (.03)             --    1.07        (.47)          --    (.47)
2004                      15.43         1.02         (1.05)           (.05)             --    (.08)       (.93)          --    (.93)
2003                      14.23         1.02          1.10            (.07)             --    2.05        (.86)          --    (.86)
2002                      13.87         1.02           .32            (.13)             --    1.21        (.85)          --    (.85)
2001(b)                   14.33          .24          (.28)           (.05)             --    (.09)       (.21)          --    (.21)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                   14.79          .48           .65            (.03)             --    1.10        (.45)          --    (.45)
2004                      16.02          .99         (1.22)           (.06)             --    (.29)       (.89)        (.05)   (.94)
2003                      14.31          .97          1.69            (.08)             --    2.58        (.84)        (.03)   (.87)
2002(c)                   14.33          .41           .09            (.04)             --     .46        (.35)          --    (.35)
====================================================================================================================================
                                                                        Total Returns
                                                                    --------------------
                                                                                 Based
                             Offering                                               on
                            Costs and       Ending                              Common
                            Preferred       Common                    Based      Share
                                Share        Share        Ending         on        Net
                         Underwriting    Net Asset        Market     Market      Asset
                            Discounts        Value         Value      Value**    Value**
========================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                          $ --       $15.46      $17.6500      21.36%      6.51%
2004                               --        14.95       14.9500     (10.70)      (.42)
2003                               --        15.93       17.6700      15.27      14.99
2002                               --        14.69       16.1700       6.64       6.71
2001                               --        14.59       16.0000      18.45      15.53
2000                               --        13.36       14.2500      (6.02)     (4.64)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            --        15.02       17.3500      18.46       7.49
2004                               --        14.42       15.0700      (8.11)      (.50)
2003                              .01        15.43       17.3500      21.45      14.92
2002                               --        14.23       15.0900       5.10       8.89
2001(b)                          (.16)       13.87       15.1800       2.61      (1.73)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                            --         15.44      15.7600      10.65       7.47
2004                               --         14.79      14.6500      (3.81)     (1.84)
2003                               --         16.02      16.1400      14.58      18.51
2002(c)                          (.13)        14.31      14.9000       1.71       2.30
========================================================================================
                                                           Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement        After Credit/Reimbursement***
                                         -----------------------------    --------------------------------
                                                        Ratio of Net                       Ratio of Net
                                           Ratio of       Investment        Ratio of         Investment
                              Ending       Expenses        Income to        Expenses          Income to
                                 Net     to Average          Average      to Average            Average
                              Assets     Net Assets       Net Assets      Net Assets         Net Assets
                          Applicable     Applicable       Applicable      Applicable         Applicable       Portfolio
                           to Common      to Common        to Common       to Common          to Common        Turnover
                         Shares (000)        Shares++         Shares++        Shares++           Shares++          Rate
========================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                     $136,877           1.20%*           6.12%*          1.20%*             6.12%*            10%
2004                         132,122           1.20             6.33            1.19               6.34              14
2003                         140,223           1.25             6.61            1.24               6.62              17
2002                         128,655           1.28             7.01            1.27               7.02              14
2001                         127,145           1.23             7.51            1.21               7.53               7
2000                         115,760           1.29             7.72            1.28               7.73              20

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                       46,911           1.27*            6.26*            .81*              6.72*              7
2004                          44,988           1.24             6.39             .77               6.86               7
2003                          48,102           1.28             6.45             .81               6.92              10
2002                          44,308           1.37             6.68             .84               7.21              21
2001(b)                       43,155           1.27*            4.76*            .80*              5.23*             20

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(a)                       88,022           1.21*            5.82*            .75*              6.27*              4
2004                          84,248           1.20             5.99             .74               6.44              16
2003                          91,065           1.21             6.01             .75               6.47              15
2002(c)                       81,325           1.14*            5.00*            .70*              5.44*             12
========================================================================================================================
                                Preferred Shares at End of Period
                            ----------------------------------------
                              Aggregate     Liquidation
                                 Amount      and Market        Asset
                            Outstanding           Value     Coverage
                                   (000)      Per Share    Per Share
====================================================================
VIRGINIA PREMIUM
INCOME (NPV)
--------------------------------------------------------------------
Year Ended 5/31:
2005(a)                         $63,800         $25,000      $78,635
2004                             63,800          25,000       76,772
2003                             63,800          25,000       79,946
2002                             63,800          25,000       75,413
2001                             63,800          25,000       74,822
2000                             63,800          25,000       70,361

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
--------------------------------------------------------------------
Year Ended 5/31:
2005(a)                          24,000          25,000       73,866
2004                             24,000          25,000       71,863
2003                             24,000          25,000       75,106
2002                             24,000          25,000       71,154
2001(b)                          24,000          25,000       69,953

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
--------------------------------------------------------------------
Year Ended 5/31:
2005(a)                          42,000          25,000       77,394
2004                             42,000          25,000       75,148
2003                             42,000          25,000       79,206
2002(c)                          42,000          25,000       73,408
====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2004.
(b) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(c) For the period November 15, 2001 (commencement of operations) through May 31, 2002.

                                 See accompanying notes to financial statements.


                                  72-73 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit,nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on the dividends or distributions awaiting reinvestment. Because the market price may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the six month period ended November 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/ETF           o Investor education
                                o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-A-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Maryland Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.